American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible Emerging Markets Equity ETF (AVSE)
November 30, 2023

Avantis Responsible Emerging Markets Equity ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.3%
Brazil — 6.2%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	1,900	332
AES Brasil Energia SA(1)	5,900	13,018
Allos SA	13,304	68,898
Alpargatas SA, Preference Shares(1)	1,200	2,319
Ambev SA, ADR	23,942	65,601
Americanas SA(1)	9,200	1,720
Anima Holding SA(1)	500	399
Armac Locacao Logistica E Servicos SA	100	334
Atacadao SA	5,800	13,398
Auren Energia SA	3,400	10,106
B3 SA - Brasil Bolsa Balcao	18,700	50,834
Banco ABC Brasil SA(1)	259	1,135
Banco ABC Brasil SA, Preference Shares	4,800	21,542
Banco BMG SA, Preference Shares	11,600	6,269
Banco Bradesco SA	8,170	23,703
Banco Bradesco SA, ADR(2)	35,378	117,809
Banco BTG Pactual SA	11,200	81,007
Banco do Brasil SA	15,100	166,430
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	9,600	23,463
Banco Pan SA, Preference Shares	6,100	9,915
Banco Santander Brasil SA, ADR	3,160	19,782
BB Seguridade Participacoes SA	5,900	37,627
Bemobi Mobile Tech SA	2,600	6,756
Blau Farmaceutica SA	500	1,585
BRF SA, ADR(1)(2)	9,065	26,470
C&A MODAS SA(1)	1,800	3,024
CCR SA	17,900	49,241
Centrais Eletricas Brasileiras SA, ADR(2)	5,437	45,018
Centrais Eletricas Brasileiras SA, Class B Preference Shares	1,000	9,116
Cia Brasileira de Aluminio	4,600	3,850
Cia Brasileira de Distribuicao, ADR(1)	4,389	2,821
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	5,443	74,678
Cia de Saneamento de Minas Gerais Copasa MG	7,200	27,354
Cia de Saneamento do Parana	4,300	23,046
Cia de Saneamento do Parana, Preference Shares	44,300	47,702
Cia Energetica de Minas Gerais, ADR	29,673	65,577
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	1,000	9,433
Cia Paranaense de Energia	3,600	6,422
Cia Paranaense de Energia, ADR(2)	5,629	54,038
Cia Paranaense de Energia, Preference Shares	33,700	64,770
Cielo SA	23,000	18,738
Clear Sale SA(1)	1,100	776
Construtora Tenda SA(1)	5,200	14,505
CPFL Energia SA	2,000	14,908
Cruzeiro do Sul Educacional SA	200	167
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	2,400	11,737
Cury Construtora e Incorporadora SA	3,100	10,927
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,700	38,356
Desktop SA	100	330

Dexco SA	6,490	9,599
Dexxos Participacoes SA	100	232
Dimed SA Distribuidora da Medicamentos	800	1,963
Direcional Engenharia SA	1,300	5,277
EcoRodovias Infraestrutura e Logistica SA	14,200	24,869
Embraer SA, ADR(1)	7,891	138,014
Empreendimentos Pague Menos SA	3,200	2,165
Energisa SA	6,100	65,002
Equatorial Energia SA	14,914	103,233
Eternit SA	2,500	4,378
Even Construtora e Incorporadora SA	3,600	5,134
Fertilizantes Heringer SA(1)	100	148
Fleury SA	1,908	6,710
Fras-Le SA	1,400	4,395
Gafisa SA(1)	88	117
Gerdau SA, ADR	14,729	65,691
GPS Participacoes e Empreendimentos SA	2,400	8,733
Grendene SA	6,300	8,435
Grupo Casas Bahia SA(1)	64,900	6,988
Grupo De Moda Soma SA	2,700	3,286
Grupo Mateus SA(1)	5,600	7,179
Grupo SBF SA	4,000	8,931
Guararapes Confeccoes SA(1)	2,400	2,984
Hapvida Participacoes e Investimentos SA(1)	13,500	11,931
Helbor Empreendimentos SA	200	119
Hidrovias do Brasil SA(1)	19,300	14,312
Hospital Mater Dei SA	100	157
Hypera SA	2,200	15,099
Iguatemi SA	9,300	43,231
Infracommerce CXAAS SA(1)	1,200	410
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	500	2,208
International Meal Co. Alimentacao SA, Class A(1)	2,700	1,053
Iochpe Maxion SA	8,100	19,616
Irani Papel e Embalagem SA	1,800	3,785
IRB-Brasil Resseguros SA(1)	3,836	39,544
Itau Unibanco Holding SA, ADR	46,440	297,216
Jalles Machado SA	2,500	4,058
JHSF Participacoes SA	8,300	7,369
Kepler Weber SA	5,200	11,801
Klabin SA	22,200	102,159
Lavvi Empreendimentos Imobiliarios SA	3,700	5,630
Light SA(1)	10,400	12,572
Localiza Rent a Car SA	8,702	105,830
Localiza Rent a Car SA(1)	63	724
Locaweb Servicos de Internet SA	2,900	3,582
LOG Commercial Properties e Participacoes SA	1,100	5,142
Log-in Logistica Intermodal SA(1)	1,000	9,862
Lojas Quero Quero SA(1)	1,900	1,988
Lojas Renner SA	6,700	22,406
LPS Brasil Consultoria de Imoveis SA	1,700	756
M Dias Branco SA	700	4,998
Magazine Luiza SA(1)	19,600	7,964
Mahle-Metal Leve SA	600	3,872
Marcopolo SA	3,300	3,205
Marcopolo SA, Preference Shares	12,300	15,119

Marisa Lojas SA(1)	1,060	827
Meliuz SA(1)	730	1,111
Mills Estruturas e Servicos de Engenharia SA	5,600	14,449
Mitre Realty Empreendimentos E Participacoes LTDA	200	193
Movida Participacoes SA	8,700	19,567
MPM Corporeos SA(1)	300	80
MRV Engenharia e Participacoes SA(1)	13,800	27,000
Multilaser Industrial SA(1)	4,500	2,002
Multiplan Empreendimentos Imobiliarios SA	2,700	14,970
Natura & Co. Holding SA(1)	5,800	19,502
Oceanpact Servicos Maritimos SA(1)	200	232
Odontoprev SA	3,120	7,068
Omega Energia SA(1)	4,000	7,802
Oncoclinicas do Brasil Servicos Medicos SA(1)	100	220
Orizon Valorizacao de Residuos SA(1)	100	715
Pagseguro Digital Ltd., Class A(1)	6,216	62,657
Pet Center Comercio e Participacoes SA	7,000	5,888
Plano & Plano Desenvolvimento Imobiliario SA	1,500	3,316
Portobello SA	2,400	3,384
Positivo Tecnologia SA	2,300	3,126
Qualicorp Consultoria e Corretora de Seguros SA	900	514
Raia Drogasil SA	8,528	48,773
Raizen SA, Preference Shares	32,200	23,813
Randon SA Implementos e Participacoes, Preference Shares	10,800	24,619
Rede D'Or Sao Luiz SA	4,455	24,076
Romi SA	1,221	3,175
Rumo SA	10,000	46,525
Santos Brasil Participacoes SA	9,200	15,813
Sao Martinho SA	4,400	29,545
Sendas Distribuidora SA, ADR(2)	4,660	61,512
Ser Educacional SA(1)	1,100	1,426
SIMPAR SA	4,300	7,417
StoneCo Ltd., A Shares(1)	9,521	148,528
Suzano SA, ADR	9,330	101,324
SYN prop e tech SA(1)	500	424
Tegma Gestao Logistica SA	600	3,260
Telefonica Brasil SA, ADR(2)	2,273	24,321
TIM SA, ADR(2)	5,828	102,748
TOTVS SA	2,100	14,135
Transmissora Alianca de Energia Eletrica SA	1,000	7,381
Tres Tentos Agroindustrial SA	2,500	5,719
Trisul SA	3,200	3,641
Tupy SA	5,100	26,857
Unifique Telecomunicacoes SA	200	148
Unipar Carbocloro SA, Class B Preference Shares	1,710	25,726
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	300	1,246
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	6,000	11,178
Vivara Participacoes SA	900	5,475
Vulcabras Azaleia SA	1,700	7,422
WEG SA	8,800	61,145
Wilson Sons SA	7,800	24,468
Wiz Co.	900	1,110
XP, Inc., Class A	4,568	106,389
YDUQS Participacoes SA	800	3,278

Zamp SA(1)	5,219	6,192
		3,801,599
Chile — 0.6%
Aguas Andinas SA, A Shares	34,996	10,713
Banco de Chile	341,261	38,377
Banco de Credito e Inversiones SA	1,021	27,423
Banco Santander Chile, ADR	2,101	41,117
CAP SA	2,647	18,205
Cencosud SA	4,978	9,246
Cencosud Shopping SA	5,065	8,086
Cia Cervecerias Unidas SA, ADR	100	1,225
Embotelladora Andina SA, Class B Preference Shares	11,635	28,034
Empresa Nacional de Telecomunicaciones SA	7,815	26,038
Empresas CMPC SA	22,959	44,399
Enel Americas SA(1)	187,667	21,873
Falabella SA(1)	2,129	4,972
Parque Arauco SA	20,306	29,163
Ripley Corp. SA	17,466	3,067
SMU SA	53,367	9,845
Sociedad Quimica y Minera de Chile SA, ADR(2)	715	35,922
Vina Concha y Toro SA	3,852	4,596
		362,301
China — 24.8%
361 Degrees International Ltd.	38,000	17,099
3SBio, Inc.	48,000	44,581
AAC Technologies Holdings, Inc.(2)	34,000	95,603
Agile Group Holdings Ltd.(1)(2)	32,000	3,724
Agora, Inc., ADR(1)	720	1,807
Agricultural Bank of China Ltd., H Shares	314,000	115,908
AK Medical Holdings Ltd.(2)	2,000	1,804
Alibaba Group Holding Ltd., ADR(1)	13,238	991,261
Alibaba Health Information Technology Ltd.(1)	20,000	11,347
Alibaba Pictures Group Ltd.(1)(2)	80,000	5,421
A-Living Smart City Services Co. Ltd.(1)	21,500	10,450
Alliance International Education Leasing Holdings Ltd.(1)	24,000	4,054
ANE Cayman, Inc.(1)	7,500	6,132
Anhui Expressway Co. Ltd., H Shares	28,000	26,167
ANTA Sports Products Ltd.	14,800	154,455
Ascletis Pharma, Inc.(1)	1,000	242
AsiaInfo Technologies Ltd.	5,600	5,960
Autohome, Inc., ADR	1,792	48,940
Baidu, Inc., ADR(1)	483	57,313
Bairong, Inc.(1)	4,500	7,653
Bank of China Ltd., H Shares	826,000	302,637
Bank of Chongqing Co. Ltd., H Shares	1,000	505
Bank of Communications Co. Ltd., H Shares	136,000	80,162
BeiGene Ltd.(1)	2,500	35,876
BeiGene Ltd., ADR(1)	145	27,106
Beijing Capital International Airport Co. Ltd., H Shares(1)(2)	20,000	7,243
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	250	430
Beijing Enterprises Water Group Ltd.	14,000	2,813
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	8,000	12,884
Bilibili, Inc., ADR(1)(2)	39	442
BOC Aviation Ltd.	8,800	63,316
BOE Varitronix Ltd.	10,000	10,031

Bosideng International Holdings Ltd.	150,000	62,899
Burning Rock Biotech Ltd., ADR(1)	492	408
BYD Co. Ltd., H Shares	8,500	228,451
BYD Electronic International Co. Ltd.	22,000	100,416
C&D International Investment Group Ltd.	21,303	43,574
C&D Property Management Group Co. Ltd.	12,000	6,303
Cango, Inc., ADR(1)	583	600
CARsgen Therapeutics Holdings Ltd.(1)	4,000	4,817
Cathay Media & Education Group, Inc.	1,000	105
Central China New Life Ltd.(1)	13,000	2,630
CGN Mining Co. Ltd.(1)(2)	75,000	15,588
Cheerwin Group Ltd.	500	95
China Automotive Systems, Inc.(1)	856	3,124
China Bohai Bank Co. Ltd., H Shares(1)	8,500	1,252
China Chunlai Education Group Co. Ltd.	22,000	17,827
China Cinda Asset Management Co. Ltd., H Shares	420,000	40,835
China CITIC Bank Corp. Ltd., H Shares	156,000	70,470
China Communications Services Corp. Ltd., H Shares	132,000	56,242
China Conch Environment Protection Holdings Ltd.(1)	4,500	1,066
China Conch Venture Holdings Ltd.(2)	50,500	37,838
China Construction Bank Corp., H Shares	1,091,000	630,809
China Datang Corp. Renewable Power Co. Ltd., H Shares	181,000	37,530
China Dongxiang Group Co. Ltd.	16,000	543
China East Education Holdings Ltd.(2)	28,500	9,417
China Education Group Holdings Ltd.	58,000	35,227
China Everbright Bank Co. Ltd., H Shares	52,000	14,843
China Everbright Ltd.	24,000	13,854
China Feihe Ltd.	103,000	60,354
China Foods Ltd.	2,000	674
China Galaxy Securities Co. Ltd., H Shares	70,500	37,719
China General Education Group Ltd.(1)	1,000	1
China Glass Holdings Ltd.(1)	2,000	176
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	10,000	2,236
China International Capital Corp. Ltd., H Shares	12,800	20,218
China Kepei Education Group Ltd.	18,000	3,995
China Lesso Group Holdings Ltd.	33,000	18,197
China Life Insurance Co. Ltd., Class H	29,555	40,032
China Literature Ltd.(1)	3,600	12,273
China Medical System Holdings Ltd.	68,000	130,620
China Merchants Bank Co. Ltd., H Shares	38,500	134,366
China Merchants Port Holdings Co. Ltd.	56,000	71,682
China Minsheng Banking Corp. Ltd., H Shares	156,500	52,304
China New Higher Education Group Ltd.	48,000	12,382
China Pacific Insurance Group Co. Ltd., H Shares	31,800	67,158
China Rare Earth Holdings Ltd.(1)	2,000	91
China Renaissance Holdings Ltd.(1)(2)	6,600	3,071
China Resources Beer Holdings Co. Ltd.	16,000	72,127
China Resources Land Ltd.	44,000	161,092
China Resources Medical Holdings Co. Ltd.	46,000	26,235
China Resources Mixc Lifestyle Services Ltd.	12,200	46,121
China Sanjiang Fine Chemicals Co. Ltd.(1)	2,000	310
China SCE Group Holdings Ltd.(1)(2)	67,000	1,719
China Shineway Pharmaceutical Group Ltd.	11,000	9,442
China Shuifa Singyes Energy Holdings Ltd.(1)	1,000	51
China South City Holdings Ltd.(2)	118,000	5,437

China Starch Holdings Ltd.	35,000	578
China Sunshine Paper Holdings Co. Ltd.(1)	2,000	742
China Taiping Insurance Holdings Co. Ltd.	62,600	56,867
China Tower Corp. Ltd., H Shares	1,234,000	127,924
China Traditional Chinese Medicine Holdings Co. Ltd.	58,000	29,654
China Travel International Investment Hong Kong Ltd.	52,000	9,518
China Vanke Co. Ltd., H Shares	19,200	19,379
China Water Affairs Group Ltd.	18,000	10,218
China Yongda Automobiles Services Holdings Ltd.	44,500	17,030
China Youran Dairy Group Ltd.(2)	11,000	2,033
China Yuhua Education Corp. Ltd.(1)	34,000	3,013
Chindata Group Holdings Ltd., ADR(1)	142	1,196
Chow Tai Fook Jewellery Group Ltd.	47,800	69,396
CIFI Ever Sunshine Services Group Ltd.	22,000	3,553
CIFI Holdings Group Co. Ltd.(1)	48,320	1,916
CITIC Securities Co. Ltd., H Shares	15,500	32,176
CMGE Technology Group Ltd.(1)(2)	14,000	2,561
CMOC Group Ltd., H Shares	108,000	61,714
Concord New Energy Group Ltd.	340,000	29,186
COSCO SHIPPING Holdings Co. Ltd., Class H	103,500	95,355
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	5,719
COSCO SHIPPING Ports Ltd.	76,000	51,042
Country Garden Holdings Co. Ltd.(1)(2)	185,000	20,814
Country Garden Services Holdings Co. Ltd.	35,000	33,036
CSPC Pharmaceutical Group Ltd.	106,000	95,464
CSSC Hong Kong Shipping Co. Ltd.	10,000	1,716
Differ Group Auto Ltd.(1)(2)	4,000	30
Digital China Holdings Ltd.	21,000	5,664
Dongfeng Motor Group Co. Ltd., Class H	94,000	47,162
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	293
East Buy Holding Ltd.(1)(2)	6,000	22,268
Edvantage Group Holdings Ltd.	20,725	6,319
E-House China Enterprise Holdings Ltd.(1)	5,100	137
EVA Precision Industrial Holdings Ltd.	10,000	958
Everest Medicines Ltd.(1)(2)	1,000	2,620
Excellence Commercial Property & Facilities Management Group Ltd.	13,000	2,396
FIH Mobile Ltd.(1)	33,000	2,449
FinVolution Group, ADR	11,162	49,448
First Tractor Co. Ltd., H Shares(2)	14,000	8,726
Fu Shou Yuan International Group Ltd.	76,000	49,529
Fullshare Holdings Ltd.(1)(2)	435,000	611
Ganfeng Lithium Group Co. Ltd., H Shares(2)	4,280	13,690
GCL New Energy Holdings Ltd.(1)	3,700	178
GCL Technology Holdings Ltd.	545,000	72,500
Geely Automobile Holdings Ltd.	206,000	224,144
Gemdale Properties & Investment Corp. Ltd.(2)	136,000	4,434
Genertec Universal Medical Group Co. Ltd.	25,000	13,327
GF Securities Co. Ltd., H Shares	24,000	30,019
Goldpac Group Ltd.	1,000	185
Goldwind Science & Technology Co. Ltd., H Shares	6,400	2,933
Grand Pharmaceutical Group Ltd.	39,500	22,417
Great Wall Motor Co. Ltd., H Shares(2)	35,500	51,156
Greenland Hong Kong Holdings Ltd.(1)	13,000	490
Greentown China Holdings Ltd.	12,000	12,765
Greentown Management Holdings Co. Ltd.	27,000	19,620

Guangzhou Automobile Group Co. Ltd., H Shares	24,000	11,121
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	46,400	7,059
H World Group Ltd., ADR(1)	2,025	74,075
Haidilao International Holding Ltd.	21,000	41,674
Haier Smart Home Co. Ltd., H Shares	46,800	135,328
Hainan Meilan International Airport Co. Ltd., H Shares(1)	3,000	2,749
Haitian International Holdings Ltd.	25,000	63,638
Haitong Securities Co. Ltd., H Shares	56,800	31,831
Hangzhou Tigermed Consulting Co. Ltd., H Shares	500	2,633
Hansoh Pharmaceutical Group Co. Ltd.	10,000	20,210
Harbin Electric Co. Ltd., H Shares	28,000	7,552
Hello Group, Inc., ADR	7,677	49,593
Hengan International Group Co. Ltd.	31,000	113,180
Hisense Home Appliances Group Co. Ltd., H Shares	18,000	44,355
Hollysys Automation Technologies Ltd.(1)	2,162	49,294
Hope Education Group Co. Ltd.(1)(2)	200,000	11,129
Hua Hong Semiconductor Ltd.(1)(2)	14,000	32,354
Huatai Securities Co. Ltd., H Shares	30,400	38,024
Huazhong In-Vehicle Holdings Co. Ltd.(2)	4,000	1,255
Huijing Holdings Co. Ltd.(1)	4,000	13
Industrial & Commercial Bank of China Ltd., H Shares	597,000	284,069
Inkeverse Group Ltd.(1)	49,000	5,330
iQIYI, Inc., ADR(1)	9,234	41,461
JD Health International, Inc.(1)	2,350	11,172
JD Logistics, Inc.(1)	54,600	66,967
Jiangsu Expressway Co. Ltd., H Shares	20,000	17,959
Jinchuan Group International Resources Co. Ltd.(2)	58,000	3,416
Jinxin Fertility Group Ltd.(1)(2)	73,000	35,007
Jiumaojiu International Holdings Ltd.	13,000	13,120
JNBY Design Ltd.	500	612
JOYY, Inc., ADR	1,084	41,636
Kandi Technologies Group, Inc.(1)	2,267	6,348
Kanzhun Ltd., ADR(1)	795	13,141
KE Holdings, Inc., ADR	11,228	178,862
Keymed Biosciences, Inc.(1)(2)	5,500	39,494
Kingboard Holdings Ltd.	9,500	22,871
Kingboard Laminates Holdings Ltd.(2)	15,500	13,500
Kingdee International Software Group Co. Ltd.(1)	1,000	1,388
Kingsoft Cloud Holdings Ltd., ADR(1)(2)	942	4,117
Kingsoft Corp. Ltd.	16,400	52,378
Kuaishou Technology(1)	3,100	22,857
KWG Living Group Holdings Ltd.(1)(2)	32,000	1,985
Legend Biotech Corp., ADR(1)	99	6,021
Lenovo Group Ltd.	132,000	162,903
Leoch International Technology Ltd.	25,000	4,250
LexinFintech Holdings Ltd., ADR	6,446	11,474
Li Auto, Inc., ADR(1)	2,660	98,287
Li Ning Co. Ltd.	10,500	29,219
Lifetech Scientific Corp.(1)	124,000	38,102
Linklogis, Inc., Class B(2)	20,500	4,245
Logan Group Co. Ltd.(1)(2)	2,000	184
Longfor Group Holdings Ltd.	34,058	60,218
Lonking Holdings Ltd.	21,000	3,194
Lufax Holding Ltd., ADR	5,603	4,756
Luye Pharma Group Ltd.(1)(2)	43,500	21,710

LVGEM China Real Estate Investment Co. Ltd.(1)(2)	30,000	3,520
Maoyan Entertainment(1)	19,600	23,573
Meitu, Inc.(2)	76,000	33,619
Meituan, Class B(1)	18,450	213,586
Midea Real Estate Holding Ltd.(2)	16,400	12,335
MINISO Group Holding Ltd., ADR	2,855	72,317
Minth Group Ltd.	16,000	34,659
Moatable, Inc., ADR	27	29
Mobvista, Inc.(1)(2)	3,000	1,128
Nam Tai Property, Inc.(1)	100	475
NetDragon Websoft Holdings Ltd.	13,000	22,372
NetEase, Inc., ADR	5,316	603,260
New China Life Insurance Co. Ltd., H Shares	16,500	32,785
New Horizon Health Ltd.(1)(2)	7,500	23,234
New Oriental Education & Technology Group, Inc., ADR(1)	1,330	108,235
Nexteer Automotive Group Ltd.	66,000	42,550
NIO, Inc., ADR(1)	4,120	29,952
Niu Technologies, ADR(1)(2)	23	54
Noah Holdings Ltd., ADR	1,772	22,717
Nongfu Spring Co. Ltd., H Shares	16,400	93,542
Orient Overseas International Ltd.	5,500	66,130
PDD Holdings, Inc., ADR(1)	4,177	615,857
People's Insurance Co. Group of China Ltd., H Shares	138,000	44,702
Perennial Energy Holdings Ltd.	15,000	1,649
Pharmaron Beijing Co. Ltd., H Shares(2)	375	906
PICC Property & Casualty Co. Ltd., H Shares	148,000	171,923
Ping An Healthcare & Technology Co. Ltd.(1)(2)	1,600	3,570
Ping An Insurance Group Co. of China Ltd., H Shares	67,500	309,599
Poly Property Group Co. Ltd.	61,000	12,553
Pop Mart International Group Ltd.	20,000	60,015
Postal Savings Bank of China Co. Ltd., H Shares	124,000	55,009
Q Technology Group Co. Ltd.(1)(2)	16,000	9,648
Qifu Technology, Inc., ADR	5,842	90,668
Radiance Holdings Group Co. Ltd.(1)	27,000	12,064
Redco Properties Group Ltd.(1)	10,000	851
Sany Heavy Equipment International Holdings Co. Ltd.	62,000	64,438
SCE Intelligent Commercial Management Holdings Ltd.(1)	3,000	280
Seazen Group Ltd.(1)	92,000	16,938
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	27,600	26,199
Shanghai Conant Optical Co. Ltd., Class H	1,500	1,190
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	500	1,106
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	8,700	12,612
Shenzhen Expressway Corp. Ltd., H Shares	12,000	9,662
Shenzhen International Holdings Ltd.(2)	48,500	35,792
Shenzhen Investment Ltd.	76,000	10,982
Shenzhou International Group Holdings Ltd.	20,500	205,244
Shimao Services Holdings Ltd.(1)(2)	26,000	4,026
Shoucheng Holdings Ltd.	62,000	10,487
Shougang Fushan Resources Group Ltd.	90,000	32,503
Shui On Land Ltd.	139,500	13,031
Sihuan Pharmaceutical Holdings Group Ltd.	76,000	6,688
Sino Biopharmaceutical Ltd.	330,000	161,874
Sino-Ocean Group Holding Ltd.(1)	64,500	4,452
Sinopharm Group Co. Ltd., H Shares	58,400	144,730
Sinotruk Hong Kong Ltd.	4,500	9,335

Skyworth Group Ltd.	53,013	20,834
SOHO China Ltd.(1)	57,000	5,760
Sohu.com Ltd., ADR(1)	980	7,860
Sun King Technology Group Ltd.(1)	2,000	368
Sunac Services Holdings Ltd.(2)	17,000	4,910
Sunny Optical Technology Group Co. Ltd.	6,800	64,396
SY Holdings Group Ltd.	3,000	1,920
TAL Education Group, ADR(1)	6,964	87,259
TCL Electronics Holdings Ltd.	42,000	14,166
Tencent Holdings Ltd.	35,200	1,466,402
Tencent Music Entertainment Group, ADR(1)	6,118	52,064
Tiangong International Co. Ltd.(2)	34,000	10,173
Tianneng Power International Ltd.	38,000	31,222
Times China Holdings Ltd.(1)	43,000	2,167
Tingyi Cayman Islands Holding Corp.	40,000	50,342
Tong Ren Tang Technologies Co. Ltd., H Shares	16,000	13,458
Tongcheng Travel Holdings Ltd.(1)	12,400	22,796
Topsports International Holdings Ltd.	65,000	52,827
TravelSky Technology Ltd., H Shares	17,000	28,640
Trip.com Group Ltd., ADR(1)	3,468	122,004
Triumph New Energy Co. Ltd., H Shares(1)(2)	2,000	1,095
Truly International Holdings Ltd.	34,000	3,002
Tsaker New Energy Tech Co. Ltd.	4,000	547
Tsingtao Brewery Co. Ltd., H Shares	8,000	52,863
Tuya, Inc., ADR(1)	1,048	2,327
Uni-President China Holdings Ltd.	32,000	20,467
Up Fintech Holding Ltd., ADR(1)	126	559
Venus MedTech Hangzhou, Inc., H Shares(1)	500	360
Vinda International Holdings Ltd.(2)	15,000	38,570
Vipshop Holdings Ltd., ADR(1)	13,844	221,919
Viva Biotech Holdings(1)	89,000	12,962
Viva Goods Company Ltd.(1)(2)	80,000	8,817
Vnet Group, Inc., ADR(1)(2)	3,734	10,455
Want Want China Holdings Ltd.	210,000	122,966
Weibo Corp., ADR	2,413	24,395
Weichai Power Co. Ltd., H Shares	29,000	53,361
Wuling Motors Holdings Ltd.	10,000	652
WuXi AppTec Co. Ltd., H Shares(2)	1,200	14,037
Wuxi Biologics Cayman, Inc.(1)	14,500	80,505
Xiabuxiabu Catering Management China Holdings Co. Ltd.	25,000	9,321
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	11,000	9,569
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	3,000	322
Xinte Energy Co. Ltd., H Shares(1)	22,400	28,697
Xinyi Energy Holdings Ltd.(2)	156,000	26,115
XPeng, Inc., Class A, ADR(1)	680	11,295
Xtep International Holdings Ltd.	55,500	32,048
Yadea Group Holdings Ltd.	24,000	45,131
Yeahka Ltd.(1)	2,800	5,004
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	200	245
Yidu Tech, Inc.(1)(2)	11,600	7,251
Yihai International Holding Ltd.(1)	15,000	24,996
Yixin Group Ltd.(2)	52,000	4,060
Youdao, Inc., ADR(1)	26	108
Yuexiu Property Co. Ltd.	32,000	29,148
Yuexiu Services Group Ltd.(2)	15,000	4,858

Yuexiu Transport Infrastructure Ltd.	28,000	15,202
Yum China Holdings, Inc.	7,053	304,549
Yuzhou Group Holdings Co. Ltd.(1)(2)	112,000	1,657
Zengame Technology Holding Ltd.	28,000	14,308
Zhejiang Expressway Co. Ltd., H Shares(2)	26,000	16,464
Zhenro Properties Group Ltd.(1)(2)	8,000	102
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	3,700	9,336
Zhongliang Holdings Group Co. Ltd.(1)	4,500	213
Zhongsheng Group Holdings Ltd.	11,500	27,481
Zhou Hei Ya International Holdings Co. Ltd.(1)	23,500	6,923
Zhuguang Holdings Group Co. Ltd.(1)	2,000	87
Zonqing Environmental Ltd.(1)(2)	4,000	12,823
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	7,400	3,939
ZTO Express Cayman, Inc., ADR	3,549	79,214
		15,148,348
Colombia — 0.1%
Almacenes Exito SA, ADR(1)(2)	2,194	15,358
Bancolombia SA	1,623	12,820
Bancolombia SA, ADR	913	25,190
Interconexion Electrica SA ESP	6,498	24,530
		77,898
Czech Republic — 0.2%
Komercni Banka AS	1,311	40,622
Moneta Money Bank AS	17,727	69,311
		109,933
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	46,548	65,186
Greece — 0.6%
Aegean Airlines SA(1)	1,415	17,653
Alpha Services & Holdings SA(1)	40,660	69,179
Eurobank Ergasias Services & Holdings SA, Class A(1)	27,092	49,941
GEK Terna Holding Real Estate Construction SA(1)	1,399	20,162
Hellenic Telecommunications Organization SA	626	9,190
JUMBO SA	877	22,973
LAMDA Development SA(1)	1,719	12,354
National Bank of Greece SA(1)	7,089	48,588
Piraeus Financial Holdings SA(1)	22,800	81,240
Sunrisemezz PLC(1)	646	148
Terna Energy SA	566	9,650
		341,078
Hong Kong — 0.1%
Central China Real Estate Ltd.(1)	1,000	11
China Dili Group(1)	6,000	8
GOME Retail Holdings Ltd.(1)	413,000	3,909
Jiayuan International Group Ltd.(1)	18,000	199
Renze Harvest International Ltd.(1)(2)	4,000	74
South Manganese Investment Ltd.(1)	22,000	697
Wharf Holdings Ltd.(2)	23,000	59,783
		64,681
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	14,753	24,935
OTP Bank Nyrt	2,367	98,491
Richter Gedeon Nyrt	1,703	42,934
		166,360

India — 19.5%
360 ONE WAM Ltd.	2,192	15,051
3i Infotech Ltd.(1)	335	187
3M India Ltd.	18	6,699
Aarti Industries Ltd.	5,080	33,806
Aarti Pharmalabs Ltd.(1)	98	484
ABB India Ltd.	225	11,934
Accelya Solutions India Ltd.	256	4,230
Action Construction Equipment Ltd.	800	8,057
Adani Green Energy Ltd.(1)	1,382	17,089
Aditya Birla Capital Ltd.(1)	14,767	29,802
Aditya Birla Fashion & Retail Ltd.(1)	2,513	6,985
Advanced Enzyme Technologies Ltd.	510	2,022
Affle India Ltd.(1)	8	107
AGI Greenpac Ltd.	1,442	16,539
AIA Engineering Ltd.	190	8,193
Ajanta Pharma Ltd.	1,741	41,222
Alkyl Amines Chemicals	129	3,344
Allcargo Logistics Ltd.	3,177	10,013
Allcargo Terminals Ltd.	3,177	1,932
Alok Industries Ltd.(1)	2,218	524
Amara Raja Energy & Mobility Ltd.	5,404	46,026
Ambika Cotton Mills Ltd.	30	594
Anant Raj Ltd.	6,206	19,996
Andhra Paper Ltd.	375	2,533
Andhra Sugars Ltd.	371	493
Apcotex Industries Ltd.	9	57
Apex Frozen Foods Ltd.	40	104
APL Apollo Tubes Ltd.	2,791	56,565
Apollo Hospitals Enterprise Ltd.	1,143	75,826
Apollo Pipes Ltd.	31	256
Apollo Tyres Ltd.	14,888	76,389
Aptech Ltd.	2,258	6,869
Archean Chemical Industries Ltd.	1,314	9,232
Arvind Fashions Ltd.	1,070	5,636
Arvind Ltd.	10,055	27,246
Asahi India Glass Ltd.	1,412	9,639
Ashapura Minechem Ltd.(1)	143	624
Ashok Leyland Ltd.	23,107	50,765
Ashoka Buildcon Ltd.(1)	10,238	17,253
Asian Granito India Ltd.(1)	544	485
Asian Paints Ltd.	2,155	80,624
Associated Alcohols & Breweries Ltd.	285	1,559
Aster DM Healthcare Ltd.(1)	3,077	14,070
Astra Microwave Products Ltd.	1,301	9,014
Astral Ltd.	868	20,318
AU Small Finance Bank Ltd.	2,037	18,149
AurionPro Solutions Ltd.	575	12,125
Aurobindo Pharma Ltd.	9,075	113,278
Avadh Sugar & Energy Ltd.	127	1,246
Avenue Supermarts Ltd.(1)	555	26,297
Axis Bank Ltd., GDR	2,125	136,220
Bajaj Auto Ltd.	1,184	86,635
Bajaj Consumer Care Ltd.	4,128	10,941
Bajaj Electricals Ltd.	1,643	19,651

Bajaj Finance Ltd.	1,579	134,982
Bajaj Finserv Ltd.	2,090	42,022
Bajaj Hindusthan Sugar Ltd.(1)	77,381	29,345
Bajel Projects Ltd.(1)	1,643	2,304
Balaji Amines Ltd.	542	13,126
Balaji Telefilms Ltd.(1)	116	97
Balkrishna Industries Ltd.	777	24,036
Balrampur Chini Mills Ltd.	7,727	43,825
Banco Products India Ltd.	328	2,228
Bandhan Bank Ltd.	3,225	8,756
BASF India Ltd.	257	9,050
Bata India Ltd.	51	990
Bayer CropScience Ltd.	113	7,283
BEML Land Assets Ltd.(1)	22	42
BEML Ltd.	1,262	37,383
Berger Paints India Ltd.	1,530	10,537
Best Agrolife Ltd.	419	4,416
BF Utilities Ltd.(1)	24	188
Bhansali Engineering Polymers Ltd.	9,937	10,892
Bharat Bijlee Ltd.	191	8,700
Bharat Electronics Ltd.	87,245	152,911
Bharat Forge Ltd.	2,207	29,677
Bharat Heavy Electricals Ltd.	26,821	54,928
Bharat Rasayan Ltd.	9	975
Biocon Ltd.	5,360	15,336
Birlasoft Ltd.	5,175	39,190
BLS International Services Ltd.	2,590	8,238
Blue Dart Express Ltd.	90	7,660
Blue Star Ltd.	588	7,066
Bodal Chemicals Ltd.	231	205
Bombay Dyeing & Manufacturing Co. Ltd.(1)	371	688
Brigade Enterprises Ltd.	4,498	44,101
Brightcom Group Ltd.(1)	76,861	15,672
Britannia Industries Ltd.	1,390	80,818
BSE Ltd.	3,203	95,173
Butterfly Gandhimathi Appliances Ltd.(1)	2	25
Camlin Fine Sciences Ltd.(1)	1,546	2,514
Can Fin Homes Ltd.	4,340	40,703
Cantabil Retail India Ltd.	55	132
Capacit'e Infraprojects Ltd.(1)	1,314	3,976
Caplin Point Laboratories Ltd.	162	2,435
Carborundum Universal Ltd.	1,327	18,966
Care Ratings Ltd.	319	3,502
Carysil Ltd.	145	1,591
CCL Products India Ltd.	757	5,991
Ceat Ltd.	1,332	33,571
Century Enka Ltd.	40	201
Cera Sanitaryware Ltd.	121	12,478
CG Power & Industrial Solutions Ltd.	1,563	8,428
Chalet Hotels Ltd.(1)	51	361
Chemcon Speciality Chemicals Ltd.(1)	474	1,502
Cholamandalam Financial Holdings Ltd.	1,244	14,662
Cholamandalam Investment & Finance Co. Ltd.	7,617	102,243
CIE Automotive India Ltd.	2,286	13,114
Cigniti Technologies Ltd.	36	496

Cipla Ltd.	5,856	85,163
City Union Bank Ltd.	14,602	25,666
Cochin Shipyard Ltd.	3,618	52,263
Coffee Day Enterprises Ltd.(1)	3,695	2,034
Coforge Ltd.	442	30,603
Colgate-Palmolive India Ltd.	1,920	50,639
Computer Age Management Services Ltd.	585	19,678
Confidence Petroleum India Ltd.	5,136	6,004
Container Corp. of India Ltd.	2,194	20,448
Coromandel International Ltd.	3,801	53,044
Cosmo First Ltd.	289	2,107
Craftsman Automation Ltd.	399	24,197
CreditAccess Grameen Ltd.(1)	2,350	47,838
CRISIL Ltd.	158	8,108
Crompton Greaves Consumer Electricals Ltd.	3,926	13,426
CSB Bank Ltd.(1)	1,161	5,413
Cummins India Ltd.	908	20,796
Cyient Ltd.	3,960	92,051
Dabur India Ltd.	6,110	39,406
Dalmia Bharat Sugar & Industries Ltd.	176	971
Datamatics Global Services Ltd.	138	1,050
DB Corp. Ltd.	3,495	11,386
DCB Bank Ltd.	4,946	6,671
DCM Shriram Ltd.	3,714	42,785
Deepak Nitrite Ltd.	1,157	30,513
DEN Networks Ltd.(1)	481	316
Dhani Services Ltd.(1)	5,841	2,809
Dish TV India Ltd.(1)	43,324	9,752
Dishman Carbogen Amcis Ltd.(1)	1,053	2,064
Divi's Laboratories Ltd.	1,034	46,994
Dixon Technologies India Ltd.	309	20,408
DLF Ltd.	3,041	22,849
D-Link India Ltd.	647	2,388
Dollar Industries Ltd.	80	419
Dr Lal PathLabs Ltd.	689	22,308
Dr Reddy's Laboratories Ltd., ADR	1,989	139,031
Dredging Corp. of India Ltd.(1)	199	1,239
eClerx Services Ltd.	1,096	35,201
Edelweiss Financial Services Ltd.	20,359	18,438
Eicher Motors Ltd.	823	38,507
EID Parry India Ltd.	3,424	21,976
EIH Ltd.	281	803
Elecon Engineering Co. Ltd.	1,985	22,470
Electrosteel Castings Ltd.	5,042	7,128
Emami Ltd.	3,848	23,386
Endurance Technologies Ltd.	461	9,313
Engineers India Ltd.	7,843	13,886
Epigral Ltd.	1,093	11,882
EPL Ltd.	9,635	22,639
Equitas Small Finance Bank Ltd.	10,360	11,666
Escorts Kubota Ltd.	593	22,421
Eveready Industries India Ltd.(1)	349	1,418
Everest Industries Ltd.	196	2,682
Everest Kanto Cylinder Ltd.	75	125
Excel Industries Ltd.	24	240

Exide Industries Ltd.	10,259	35,049
Fairchem Organics Ltd.	46	645
FDC Ltd.(1)	1,017	4,796
FIEM Industries Ltd.	76	1,817
Filatex India Ltd.	1,290	760
Fine Organic Industries Ltd.	11	558
Finolex Cables Ltd.	2,440	28,302
Finolex Industries Ltd.	12,360	30,644
Firstsource Solutions Ltd.	332	708
Force Motors Ltd.	118	5,897
Fortis Healthcare Ltd.	3,119	14,440
Future Consumer Ltd.(1)	2,618	27
Future Retail Ltd.(1)	209	7
Gabriel India Ltd.	5,375	27,325
Galaxy Surfactants Ltd.	65	2,221
Ganesh Housing Corp. Ltd.	109	505
Ganesha Ecosphere Ltd.	327	3,921
Garden Reach Shipbuilders & Engineers Ltd.	1,132	11,506
Garware Hi-Tech Films Ltd.	1,121	19,053
Garware Technical Fibres Ltd.	16	653
Gateway Distriparks Ltd.	18,865	23,390
Genus Power Infrastructures Ltd.	942	2,502
Geojit Financial Services Ltd.	339	273
GHCL Textiles Ltd.(1)	2,488	2,096
GIC Housing Finance Ltd.	2,493	6,036
GlaxoSmithKline Pharmaceuticals Ltd.	804	15,966
Glenmark Pharmaceuticals Ltd.	7,830	73,273
Global Health Ltd.(1)	1,681	19,262
Globus Spirits Ltd.	434	4,363
GMM Pfaudler Ltd.	1,332	23,872
GMR Airports Infrastructure Ltd.(1)	14,164	10,172
GNA Axles Ltd.	138	688
Godawari Power & Ispat Ltd.	2,562	21,129
Godrej Consumer Products Ltd.	1,894	22,901
Godrej Properties Ltd.(1)	326	7,343
Gokaldas Exports Ltd.	3,063	36,000
Goodluck India Ltd.	231	2,424
Granules India Ltd.	6,445	30,868
Graphite India Ltd.	971	5,864
Greenpanel Industries Ltd.	3,903	16,191
Greenply Industries Ltd.	546	1,286
GTL Infrastructure Ltd.(1)	37,531	471
Gufic Biosciences Ltd.	77	309
Gujarat Alkalies & Chemicals Ltd.	681	5,868
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,510	37,183
Gujarat Pipavav Port Ltd.	15,737	26,603
Gujarat State Fertilizers & Chemicals Ltd.	11,832	27,431
Happiest Minds Technologies Ltd.	650	6,535
Hathway Cable & Datacom Ltd.(1)	5,258	1,264
Havells India Ltd.	2,304	36,027
HBL Power Systems Ltd.	2,016	8,712
HCL Technologies Ltd.	13,223	213,070
HDFC Asset Management Co. Ltd.	115	4,095
HDFC Bank Ltd.	15,849	297,127
HDFC Life Insurance Co. Ltd.	947	7,860

HealthCare Global Enterprises Ltd.(1)	1,599	7,083
HEG Ltd.	276	5,428
Hero MotoCorp Ltd.	2,482	113,805
HFCL Ltd.	10,629	8,513
HG Infra Engineering Ltd.	1,134	11,573
Hikal Ltd.	2,659	9,051
HIL Ltd.	34	1,116
Himadri Speciality Chemical Ltd., ADR	10,303	33,849
Himatsingka Seide Ltd.(1)	231	463
Hinduja Global Solutions Ltd.	241	2,914
Hindustan Construction Co. Ltd.(1)	4,864	1,752
Hindustan Oil Exploration Co. Ltd.(1)	687	1,325
Hindustan Unilever Ltd.	3,256	99,422
Hindware Home Innovation Ltd.	2,181	13,564
Hitachi Energy India Ltd.	14	785
Honda India Power Products Ltd.	209	6,036
ICICI Bank Ltd., ADR	9,581	212,411
ICICI Lombard General Insurance Co. Ltd.	2,613	46,431
ICICI Prudential Life Insurance Co. Ltd.	1,500	10,125
ICICI Securities Ltd.	3,661	29,874
IDFC First Bank Ltd.(1)	47,954	49,098
IFCI Ltd.(1)	31,768	9,694
IIFL Finance Ltd.	8,782	64,215
IIFL Securities Ltd.	16,765	23,237
India Glycols Ltd.	176	1,516
Indiabulls Housing Finance Ltd.	18,677	45,804
Indiabulls Real Estate Ltd.(1)	9,967	9,927
IndiaMart InterMesh Ltd.	842	26,330
Indian Energy Exchange Ltd.	8,058	13,924
Indian Hotels Co. Ltd.	4,012	20,308
Indian Metals & Ferro Alloys Ltd.	35	220
Indian Railway Catering & Tourism Corp. Ltd.	1,632	13,825
Indo Count Industries Ltd.	5,999	22,235
Indo Rama Synthetics India Ltd.(1)	481	290
Indus Towers Ltd.(1)	12,636	27,953
Infibeam Avenues Ltd.	10,565	2,538
Info Edge India Ltd.	416	23,043
Infosys Ltd., ADR	28,067	492,576
Ingersoll Rand India Ltd.	118	4,169
Inox Wind Ltd.(1)	1,250	4,214
Insecticides India Ltd.	135	1,071
Intellect Design Arena Ltd.	1,070	9,447
IOL Chemicals & Pharmaceuticals Ltd.	258	1,402
ION Exchange India Ltd.	1,470	10,292
Ipca Laboratories Ltd.	3,384	45,985
IRB Infrastructure Developers Ltd.	31,598	14,102
ISGEC Heavy Engineering Ltd.	33	368
ISMT Ltd.(1)	10,622	12,067
ITD Cementation India Ltd.	5,135	16,656
J Kumar Infraprojects Ltd.	1,305	6,711
Jai Corp. Ltd.	1,548	5,982
Jain Irrigation Systems Ltd.(1)	8,727	7,572
Jaiprakash Associates Ltd.(1)	6,016	1,266
Jammu & Kashmir Bank Ltd.	12,243	16,084
Jamna Auto Industries Ltd.	9,888	13,299

Jindal Poly Films Ltd.	165	1,235
JK Paper Ltd.	2,655	11,686
JK Tyre & Industries Ltd.	2,501	10,632
JM Financial Ltd.	22,621	22,799
Jubilant Foodworks Ltd.	5,388	36,289
Jubilant Pharmova Ltd.	2,735	14,098
Just Dial Ltd.(1)	227	1,961
Jyothy Labs Ltd.	831	4,334
Kajaria Ceramics Ltd.	1,731	27,755
Kalpataru Projects International Ltd.	4,219	33,626
Kansai Nerolac Paints Ltd.	169	649
Karnataka Bank Ltd.	12,516	32,904
Karur Vysya Bank Ltd.	19,881	36,887
KEC International Ltd.	6,432	44,697
KEI Industries Ltd.	920	31,803
Kellton Tech Solutions Ltd.(1)	119	123
Kennametal India Ltd.	93	2,621
Kiri Industries Ltd.(1)	1,143	4,063
Kirloskar Brothers Ltd.	1,718	20,288
Kirloskar Oil Engines Ltd.	1,380	9,895
Kitex Garments Ltd.	301	752
Kolte-Patil Developers Ltd.	1,063	6,837
Kotak Mahindra Bank Ltd.	6,299	132,793
KPI Green Energy Ltd.	530	7,358
KPIT Technologies Ltd.	3,706	66,757
KPR Mill Ltd.	1,251	12,974
KSB Ltd.	165	6,772
LA Opala RG Ltd.	598	2,733
Laurus Labs Ltd.	10,537	48,115
Lemon Tree Hotels Ltd.(1)	409	562
LG Balakrishnan & Bros Ltd.	987	13,929
LIC Housing Finance Ltd.	7,858	46,346
LT Foods Ltd.	10,941	28,519
Lumax Auto Technologies Ltd.	732	3,424
Lupin Ltd.	6,741	103,564
LUX Industries Ltd.	48	771
Maharashtra Scooters Ltd.	59	5,583
Mahindra & Mahindra Financial Services Ltd.	11,400	37,568
Mahindra & Mahindra Ltd.	6,044	119,556
Mahindra Holidays & Resorts India Ltd.(1)	1,372	6,469
Mahindra Lifespace Developers Ltd.	220	1,396
Mahindra Logistics Ltd.	1,203	5,170
Maithan Alloys Ltd.	69	904
Manali Petrochemicals Ltd.	1,472	1,171
Manappuram Finance Ltd.	24,144	47,673
Marico Ltd.	4,760	30,762
Marksans Pharma Ltd.	20,721	41,359
Maruti Suzuki India Ltd.	481	61,241
MAS Financial Services Ltd.	72	729
Mastek Ltd.	113	3,223
Max Financial Services Ltd.(1)	6,710	82,057
Max Healthcare Institute Ltd.	3,221	24,541
Mayur Uniquoters Ltd.	41	265
Meghmani Organics Ltd.	1,526	1,384
Metropolis Healthcare Ltd.	468	9,561

Minda Corp. Ltd.	5,182	22,732
Mirza International Ltd.(1)	663	361
Mishra Dhatu Nigam Ltd.	621	2,797
MOIL Ltd.	132	470
Mold-Tek Packaging Ltd.	61	637
Monte Carlo Fashions Ltd.	87	728
Motherson Sumi Wiring India Ltd.	1,471	1,089
Motilal Oswal Financial Services Ltd.	932	13,449
Mphasis Ltd.	2,700	76,400
MRF Ltd.	51	68,345
MSTC Ltd.	182	929
Multi Commodity Exchange of India Ltd.	1,061	40,738
Muthoot Finance Ltd.	3,898	69,377
Narayana Hrudayalaya Ltd.	2,815	41,328
Natco Pharma Ltd.	452	4,298
National Fertilizers Ltd.	712	610
Navin Fluorine International Ltd.	205	9,102
Navkar Corp. Ltd.(1)	1,587	1,791
Navneet Education Ltd.	1,113	1,839
NELCO Ltd.	265	2,400
Neogen Chemicals Ltd.	29	525
Nestle India Ltd.	250	72,645
Neuland Laboratories Ltd.	535	35,128
New Delhi Television Ltd.(1)	834	2,194
Newgen Software Technologies Ltd.	131	2,292
NIIT Learning Systems Ltd.	525	2,475
NIIT Ltd.	525	719
Nippon Life India Asset Management Ltd.	3,306	16,584
NOCIL Ltd.	4,984	13,786
Nuvama Wealth Management Ltd.(1)	227	8,555
Oberoi Realty Ltd.	1,342	22,582
Olectra Greentech Ltd.	242	3,471
Omaxe Ltd.(1)	298	279
OnMobile Global Ltd.(1)	473	608
Optiemus Infracom Ltd.	173	651
Oracle Financial Services Software Ltd.	736	35,445
Orient Cement Ltd.	6,086	19,004
Orient Paper & Industries Ltd.	2,680	1,302
Orissa Minerals Development Co. Ltd.(1)	250	21,835
Page Industries Ltd.	64	28,619
Paisalo Digital Ltd.	1,547	1,508
Panama Petrochem Ltd.	1,604	5,962
Parag Milk Foods Ltd.(1)	731	1,957
Patel Engineering Ltd.(1)	19,479	11,390
PB Fintech Ltd.(1)	1,423	14,237
PC Jeweller Ltd.(1)	3,055	1,026
PDS Ltd.	771	5,400
Pennar Industries Ltd.(1)	6,469	9,233
Persistent Systems Ltd.	1,185	91,063
PG Electroplast Ltd.(1)	56	1,605
Phoenix Mills Ltd.	121	3,444
PI Industries Ltd.	312	14,108
Pidilite Industries Ltd.	249	7,620
Piramal Enterprises Ltd.	1,428	15,876
Piramal Pharma Ltd.(1)	956	1,453

PNB Housing Finance Ltd.(1)	4,528	42,059
Pokarna Ltd.	11	70
Polycab India Ltd.	272	17,201
Polyplex Corp. Ltd.	250	3,176
Poonawalla Fincorp Ltd.	944	4,639
Power Grid Corp. of India Ltd.	59,370	148,903
Power Mech Projects Ltd.	292	14,635
Praj Industries Ltd.	5,232	40,518
Prakash Industries Ltd.(1)	7,645	13,871
Prestige Estates Projects Ltd.	1,620	19,513
Pricol Ltd.(1)	2,446	10,142
Prince Pipes & Fittings Ltd.(1)	312	2,584
Privi Speciality Chemicals Ltd.(1)	37	566
Procter & Gamble Health Ltd.	253	15,565
PSP Projects Ltd.	400	3,600
PTC India Ltd.	22,330	44,005
Quess Corp. Ltd.(1)	2,051	12,281
Radico Khaitan Ltd.	822	14,856
Rajesh Exports Ltd.(1)	1,830	7,757
Rallis India Ltd.	2,626	7,339
Ramco Systems Ltd.(1)	27	92
RattanIndia Power Ltd.(1)	2,552	273
Raymond Ltd.	1,481	26,633
RBL Bank Ltd.	17,801	50,124
REC Ltd.	48,600	203,287
Redington Ltd.	22,111	42,676
Redtape Ltd.(1)	663	3,891
Relaxo Footwears Ltd.	151	1,648
Reliance Industrial Infrastructure Ltd.	30	394
Religare Enterprises Ltd.(1)	307	829
Repco Home Finance Ltd.	2,127	10,084
Restaurant Brands Asia Ltd.(1)	5,972	8,334
Rico Auto Industries Ltd.	5,876	6,628
RITES Ltd.	2,395	13,506
Route Mobile Ltd.	573	10,658
RPG Life Sciences Ltd.	383	6,360
RSWM Ltd.	288	699
Rupa & Co. Ltd.	235	753
Safari Industries India Ltd.	224	11,881
Saksoft Ltd.	523	2,119
Samvardhana Motherson International Ltd.	35,666	39,455
Sanghvi Movers Ltd.	1,660	15,646
Sanofi India Ltd.	269	25,993
Sansera Engineering Ltd.	57	575
Satia Industries Ltd.	1,711	2,414
Satin Creditcare Network Ltd.(1)	3,993	11,508
SBI Cards & Payment Services Ltd.	2,113	18,745
SBI Life Insurance Co. Ltd.	1,121	19,323
Schaeffler India Ltd.	291	9,921
Schneider Electric Infrastructure Ltd.(1)	344	1,373
SEAMEC Ltd.	7	76
Sequent Scientific Ltd.(1)	193	287
Seshasayee Paper & Boards Ltd.	951	3,806
Shakti Pumps India Ltd.	49	591
Shankara Building Products Ltd.	97	812

Shanthi Gears Ltd.	393	2,324
Shipping Corp. of India Ltd.	3,065	5,282
Shipping Corp. of India Ltd.(1)	3,065	994
Shoppers Stop Ltd.(1)	706	5,811
Shriram Finance Ltd.	7,340	176,825
Siemens Ltd.	473	20,768
Siyaram Silk Mills Ltd.	139	907
SKF India Ltd.	82	4,527
Sobha Ltd.	1,484	16,168
SOM Distilleries & Breweries Ltd.	592	2,070
Sonata Software Ltd.	3,821	62,395
South Indian Bank Ltd.	66,498	19,764
Southern Petrochemical Industries Corp. Ltd.	1,412	1,187
Spandana Sphoorty Financial Ltd.(1)	269	3,335
Speciality Restaurants Ltd.	716	1,676
SRF Ltd.	1,025	29,132
State Bank of India, GDR	2,019	136,324
Steel Strips Wheels Ltd.	1,280	4,276
Sterlite Technologies Ltd.	1,461	2,564
Stove Kraft Ltd.(1)	129	744
Strides Pharma Science Ltd.	3,755	21,929
Sudarshan Chemical Industries Ltd.	2,197	12,013
Sumitomo Chemical India Ltd.	255	1,246
Sun Pharmaceutical Industries Ltd.	9,881	145,470
Sun TV Network Ltd.	2,685	21,726
Sundaram Finance Ltd.	138	5,646
Sundram Fasteners Ltd.	1,429	21,215
Sunflag Iron & Steel Co. Ltd.(1)	4,123	9,622
Sunteck Realty Ltd.	539	3,224
Suprajit Engineering Ltd.	837	3,824
Supreme Industries Ltd.	832	44,267
Supreme Petrochem Ltd.	3,462	23,492
Surya Roshni Ltd.	2,760	16,567
Suven Pharmaceuticals Ltd.(1)	2,090	16,537
Suzlon Energy Ltd.(1)	65,829	32,245
Syngene International Ltd.	1,965	17,717
Tamil Nadu Newsprint & Papers Ltd.	2,474	7,929
Tamilnad Mercantile Bank Ltd.	3,115	19,547
Tamilnadu Petroproducts Ltd.	713	766
Tanla Platforms Ltd.	1,537	16,936
Tata Coffee Ltd.	130	433
Tata Communications Ltd.	1,782	36,464
Tata Consultancy Services Ltd.	6,510	272,776
Tata Consumer Products Ltd.	1,787	20,178
Tata Elxsi Ltd.	235	23,290
Tata Investment Corp. Ltd.	407	20,722
Tata Metaliks Ltd.	989	11,744
Tata Motors Ltd.	7,155	60,696
Tata Steel Ltd.(1)	3,330	5,117
Tata Teleservices Maharashtra Ltd.(1)	1,227	1,403
TCI Express Ltd.	160	2,696
TeamLease Services Ltd.(1)	66	2,000
Tech Mahindra Ltd.	9,939	145,705
Technocraft Industries India Ltd.(1)	45	1,205
Tejas Networks Ltd.(1)	62	594

Texmaco Rail & Engineering Ltd.	4,065	6,965
Thermax Ltd.	262	7,970
Thirumalai Chemicals Ltd.	1,582	3,795
Thomas Cook India Ltd.	224	405
Thyrocare Technologies Ltd.	317	2,126
Time Technoplast Ltd.	3,799	8,054
Tinplate Co. of India Ltd.	513	2,547
Titagarh Rail System Ltd.	4,175	48,732
Titan Co. Ltd.	243	10,181
Torrent Pharmaceuticals Ltd.	1,443	36,735
TransIndia Real Estate Ltd.(1)	3,177	1,779
Transport Corp. of India Ltd.	729	7,530
Trent Ltd.	525	17,565
Triveni Turbine Ltd.(1)	2,044	10,571
TTK Prestige Ltd.	440	4,074
Tube Investments of India Ltd.	862	34,860
TV Today Network Ltd.	140	344
TV18 Broadcast Ltd.(1)	8,772	4,536
TVS Motor Co. Ltd.	720	16,125
TVS Srichakra Ltd.	149	8,616
Uflex Ltd.	913	4,956
Ugar Sugar Works Ltd.	5,572	6,038
Ujjivan Financial Services Ltd.	1,257	8,326
Ujjivan Small Finance Bank Ltd.	36,598	24,977
Unichem Laboratories Ltd.(1)	1,194	6,018
United Spirits Ltd.	3,841	48,367
UNO Minda Ltd.	1,755	14,183
UPL Ltd.	3,978	27,246
Usha Martin Ltd.	1,303	5,233
UTI Asset Management Co. Ltd.	2,128	21,033
VA Tech Wabag Ltd.(1)	485	3,560
Vaibhav Global Ltd.	295	1,517
Vakrangee Ltd.	10,638	2,372
Valiant Organics Ltd.	107	608
Vardhman Textiles Ltd.	4,701	22,876
Varroc Engineering Ltd.(1)	1,311	8,457
Varun Beverages Ltd.	5,540	73,549
Venky's India Ltd.	65	1,554
VIP Industries Ltd.	2,799	20,384
Visaka Industries Ltd.	1,090	1,169
Vishnu Chemicals Ltd.	520	1,948
VL E-Governance & IT Solutions Ltd.(1)	1,063	384
Vodafone Idea Ltd.(1)	38,671	6,054
Voltamp Transformers Ltd.	368	24,312
Voltas Ltd.	1,433	14,242
VRL Logistics Ltd.	1,176	9,986
Welspun Corp. Ltd.	5,585	35,564
Welspun Enterprises Ltd.	4,619	18,325
Welspun India Ltd.	11,181	21,007
West Coast Paper Mills Ltd.	1,404	10,970
Westlife Foodworld Ltd.	866	9,351
Whirlpool of India Ltd.	24	452
Wipro Ltd., ADR(2)	7,838	38,014
Wonderla Holidays Ltd.	85	1,003
Yes Bank Ltd.(1)	190,559	44,248

Zee Entertainment Enterprises Ltd.(1)	13,949	42,407
Zee Media Corp. Ltd.(1)	1,302	232
Zen Technologies Ltd.	88	819
Zensar Technologies Ltd.	3,981	25,755
		11,936,770
Indonesia — 2.1%
Ace Hardware Indonesia Tbk PT	275,400	13,408
Adi Sarana Armada Tbk PT(1)	24,700	1,525
Aneka Tambang Tbk PT	296,300	33,265
Astra Otoparts Tbk PT	48,000	8,514
Bank BTPN Syariah Tbk PT	151,900	16,205
Bank Bukopin Tbk PT(1)	53,500	276
Bank Central Asia Tbk PT	234,500	135,725
Bank Jago Tbk PT(1)	5,400	1,115
Bank Mandiri Persero Tbk PT	466,000	175,715
Bank Negara Indonesia Persero Tbk PT	212,800	72,403
Bank Pan Indonesia Tbk PT(1)	80,400	5,806
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	53,200	3,842
Bank Pembangunan Daerah Jawa Timur Tbk PT	41,400	1,655
Bank Rakyat Indonesia Persero Tbk PT	438,600	149,266
Bank Tabungan Negara Persero Tbk PT	186,378	15,565
Berkah Beton Sadaya Tbk PT(1)	76,000	243
BFI Finance Indonesia Tbk PT	382,100	28,461
Blue Bird Tbk PT	27,400	3,348
Buana Lintas Lautan Tbk PT(1)	202,000	1,378
Bukalapak.com Tbk PT(1)	1,035,700	13,900
Bumi Serpong Damai Tbk PT(1)	193,500	13,232
Bundamedik Tbk PT	26,100	633
Ciputra Development Tbk PT	379,000	27,601
Clipan Finance Indonesia Tbk PT	215,900	6,929
Dharma Polimetal TbK PT	95,600	10,634
Erajaya Swasembada Tbk PT	171,000	3,946
FKS Food Sejahtera Tbk PT(1)	222,100	2,220
Gajah Tunggal Tbk PT(1)	142,900	8,154
Global Mediacom Tbk PT(1)	309,100	5,183
GoTo Gojek Tokopedia Tbk PT(1)	1,028,900	6,444
Indosat Tbk PT	20,600	12,653
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	73,400	2,365
Jasa Marga Persero Tbk PT	100,800	30,228
Kalbe Farma Tbk PT	129,500	13,500
Kencana Energi Lestari Tbk PT	50,900	2,479
Kino Indonesia Tbk PT(1)	2,700	248
Lippo Cikarang Tbk PT(1)	14,500	738
Lippo Karawaci Tbk PT(1)	161,800	919
M Cash Integrasi PT(1)	200	77
Map Aktif Adiperkasa PT	366,600	19,865
Mark Dynamics Indonesia Tbk PT	9,400	312
Matahari Department Store Tbk PT	22,200	2,391
Matahari Putra Prima Tbk PT(1)	52,400	216
Media Nusantara Citra Tbk PT	130,500	3,316
Medikaloka Hermina Tbk PT	141,100	13,400
Merdeka Copper Gold Tbk PT(1)	40,000	6,530
Mitra Adiperkasa Tbk PT	356,100	40,073
Mitra Keluarga Karyasehat Tbk PT	92,200	16,640
Mitra Pinasthika Mustika Tbk PT	24,800	1,647

MNC Kapital Indonesia Tbk PT(1)	229,100	739
MNC Vision Networks Tbk PT(1)	49,200	159
Multipolar Tbk PT(1)	32,500	155
Nusantara Infrastructure Tbk PT(1)	136,200	2,090
Pabrik Kertas Tjiwi Kimia Tbk PT	34,200	15,937
Pacific Strategic Financial Tbk PT(1)	3,500	258
Pakuwon Jati Tbk PT	222,300	5,906
Panin Financial Tbk PT(1)	351,600	5,980
PP Persero Tbk PT(1)	84,600	3,028
Puradelta Lestari Tbk PT	79,500	866
Samator Indo Gas Tbk PT	15,200	1,451
Samudera Indonesia Tbk PT	253,000	4,860
Sarana Menara Nusantara Tbk PT	139,700	9,005
Sariguna Primatirta Tbk PT	75,900	3,202
Smartfren Telecom Tbk PT(1)	1,936,300	6,365
Steel Pipe Industry of Indonesia PT	14,200	269
Sumber Alfaria Trijaya Tbk PT	247,500	45,814
Summarecon Agung Tbk PT	448,100	17,769
Surya Citra Media Tbk PT	87,600	887
Telkom Indonesia Persero Tbk PT, ADR(2)	5,917	146,150
Temas Tbk PT	233,000	2,240
Tower Bersama Infrastructure Tbk PT	29,400	3,887
Unilever Indonesia Tbk PT	98,800	23,256
Wijaya Karya Persero Tbk PT(1)	127,000	3,096
XL Axiata Tbk PT	303,800	41,517
		1,279,074
Malaysia — 1.7%
Aeon Co. M Bhd	6,500	1,549
AEON Credit Service M Bhd	1,000	1,224
AGMO Holdings Bhd(1)	311	35
Alliance Bank Malaysia Bhd	34,600	25,473
AMMB Holdings Bhd	38,600	32,816
Ann Joo Resources Bhd(1)	300	66
Astro Malaysia Holdings Bhd	35,300	2,880
Axiata Group Bhd	43,100	20,909
Bank Islam Malaysia Bhd	21,600	10,570
Berjaya Food Corp. Bhd	30,800	4,162
Bermaz Auto Bhd	43,100	21,374
Bursa Malaysia Bhd	8,100	11,752
Cahya Mata Sarawak Bhd	36,000	8,042
Carlsberg Brewery Malaysia Bhd	2,300	9,448
CELCOMDIGI Bhd	44,300	41,265
CIMB Group Holdings Bhd	68,131	82,618
CTOS Digital Bhd	300	93
Cypark Resources Bhd(1)	24,100	4,969
D&O Green Technologies Bhd	100	75
Dayang Enterprise Holdings Bhd	5,400	1,875
DRB-Hicom Bhd	28,000	8,425
Dufu Technology Corp. Bhd	2,100	795
Eco World Development Group Bhd	7,800	1,759
Ekovest Bhd(1)	137,000	13,252
Evergreen Fibreboard Bhd(1)	4,000	262
Fraser & Neave Holdings Bhd	1,000	6,039
Frontken Corp. Bhd	13,400	9,157
Gamuda Bhd	49,882	51,081

Greatech Technology Bhd(1)	1,100	1,104
Hartalega Holdings Bhd(1)	62,500	32,181
Heineken Malaysia Bhd	2,800	13,292
Hengyuan Refining Co. Bhd(1)	5,300	3,570
Hextar Healthcare Bhd(1)	4,200	216
Hiap Teck Venture Bhd	7,600	718
Hong Leong Bank Bhd	2,500	10,193
Hong Leong Capital Bhd	600	608
Hong Leong Financial Group Bhd	2,800	9,675
Hong Seng Consolidated Bhd(1)	18,000	97
IHH Healthcare Bhd	13,000	16,290
Inari Amertron Bhd	23,700	14,875
IOI Properties Group Bhd	1,100	399
JAKS Resources Bhd(1)	1,300	53
KNM Group Bhd(1)	12,700	259
Kossan Rubber Industries Bhd	56,000	19,360
KPJ Healthcare Bhd	79,400	22,846
Lingkaran Trans Kota Holdings Bhd(1)	10,400	9
Lotte Chemical Titan Holding Bhd	2,000	511
Malayan Banking Bhd	30,400	58,601
Malaysia Airports Holdings Bhd	15,300	23,596
Malaysia Building Society Bhd	55,700	8,433
Malaysia Smelting Corp. Bhd	10,700	4,664
Malaysian Pacific Industries Bhd	3,100	17,858
Malaysian Resources Corp. Bhd	70,200	6,409
Maxis Bhd	30,600	25,622
Mieco Chipboard Bhd(1)	700	98
MR DIY Group M Bhd	30,700	10,084
My EG Services Bhd	79,276	13,537
Nestle Malaysia Bhd	400	10,757
Pentamaster Corp. Bhd	1,100	1,120
Perak Transit Bhd	7,500	1,915
Petron Malaysia Refining & Marketing Bhd	500	498
Press Metal Aluminium Holdings Bhd	18,700	19,273
Public Bank Bhd	93,300	85,523
RHB Bank Bhd	29,514	34,527
Scientex Bhd	3,300	2,590
Shin Yang Group Bhd	22,500	3,046
Signature International Bhd(1)	3,300	651
Sime Darby Bhd	21,700	11,511
Sime Darby Property Bhd	161,300	22,169
SP Setia Bhd Group	37,400	5,985
Sunway Bhd	3,100	1,318
Supermax Corp. Bhd	62,800	12,480
Swift Haulage Bhd	2,100	244
Syarikat Takaful Malaysia Keluarga Bhd	500	403
Telekom Malaysia Bhd	20,300	22,965
TIME dotCom Bhd	18,400	20,150
Top Glove Corp. Bhd(1)	32,000	5,569
UEM Sunrise Bhd	56,400	8,609
UMW Holdings Bhd	19,000	19,989
Unisem M Bhd	5,800	4,197
UWC Bhd(1)	5,800	4,586
Velesto Energy Bhd(1)	241,600	11,397
ViTrox Corp. Bhd	1,800	2,703

VS Industry Bhd	3,800	730
WCE Holdings Bhd(1)	131,600	21,210
Westports Holdings Bhd	2,000	1,501
		1,024,739
Mexico — 2.9%
Alsea SAB de CV(1)	11,885	41,598
America Movil SAB de CV, ADR	8,787	159,660
Arca Continental SAB de CV	2,953	30,111
Banco del Bajio SA	14,900	47,732
Becle SAB de CV	1,787	3,027
Bolsa Mexicana de Valores SAB de CV	2,313	4,395
Corp. Inmobiliaria Vesta SAB de CV	12,012	45,279
Fomento Economico Mexicano SAB de CV, ADR	845	107,222
Genomma Lab Internacional SAB de CV, Class B	29,533	24,077
Gentera SAB de CV	47,480	54,783
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,158	82,936
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	446	67,908
Grupo Aeroportuario del Sureste SAB de CV, ADR	348	81,940
Grupo Bimbo SAB de CV, Series A	17,797	89,433
Grupo Comercial Chedraui SA de CV(2)	6,423	37,765
Grupo Financiero Banorte SAB de CV, Class O	30,706	285,730
Grupo Financiero Inbursa SAB de CV, Class O(1)	24,434	59,930
Grupo Mexico SAB de CV, Series B	25,629	117,738
Grupo Televisa SAB, ADR	9,397	30,258
Grupo Traxion SAB de CV(1)	3,318	5,748
Industrias Penoles SAB de CV(1)	2,227	32,578
Kimberly-Clark de Mexico SAB de CV, A Shares	27,103	54,632
La Comer SAB de CV	8,301	17,755
Megacable Holdings SAB de CV	11,310	26,900
Nemak SAB de CV(1)	118,712	25,426
Operadora De Sites Mexicanos SAB de CV	12,300	15,446
Orbia Advance Corp. SAB de CV	23,350	49,769
Promotora y Operadora de Infraestructura SAB de CV	3,412	33,608
Qualitas Controladora SAB de CV	6,986	63,913
Regional SAB de CV	2,759	23,909
Sitios Latinoamerica SAB de CV(1)(2)	6,259	2,580
Wal-Mart de Mexico SAB de CV	21,171	83,351
		1,807,137
Peru — 0.2%
Credicorp Ltd.	665	83,478
Intercorp Financial Services, Inc.	1,166	22,317
Southern Copper Corp.	684	49,200
		154,995
Philippines — 0.7%
Ayala Land, Inc.	42,000	23,626
Bank of the Philippine Islands	15,378	28,648
BDO Unibank, Inc.	24,870	59,873
Century Pacific Food, Inc.	1,600	875
Converge Information & Communications Technology Solutions, Inc.(1)	41,600	6,160
Globe Telecom, Inc.	421	12,979
GT Capital Holdings, Inc.	2,810	27,474
International Container Terminal Services, Inc.	9,240	35,961
Jollibee Foods Corp.	8,540	34,879
LT Group, Inc.	20,600	3,285
Manila Electric Co.	2,390	15,491

Megaworld Corp.	368,000	13,659
Metropolitan Bank & Trust Co.	52,360	47,149
Monde Nissin Corp.(1)	22,000	3,335
PLDT, Inc., ADR	973	22,505
Puregold Price Club, Inc.	32,500	15,932
Robinsons Land Corp.	43,400	11,355
Robinsons Retail Holdings, Inc.	840	607
Security Bank Corp.	12,800	16,258
SM Investments Corp.	1,130	16,685
SM Prime Holdings, Inc.	28,400	16,533
Universal Robina Corp.	6,200	12,584
Wilcon Depot, Inc.	20,200	7,698
		433,551
Poland — 1.1%
Alior Bank SA(1)	3,549	68,515
Allegro.eu SA(1)	2,110	15,259
AmRest Holdings SE(1)	1,970	12,046
Asseco Poland SA	475	9,064
Bank Handlowy w Warszawie SA	66	1,598
Bank Millennium SA(1)	17,448	34,624
Bank Polska Kasa Opieki SA	1,187	41,702
Budimex SA	250	34,648
CCC SA(1)	1,626	22,115
CD Projekt SA	604	16,449
Cyfrowy Polsat SA(1)	666	2,134
Dino Polska SA(1)	314	34,972
KGHM Polska Miedz SA	1,466	42,244
KRUK SA	530	60,575
LPP SA	13	48,355
mBank SA(1)	188	26,496
Orange Polska SA	21,344	42,844
Powszechna Kasa Oszczednosci Bank Polski SA(1)	3,196	38,019
Powszechny Zaklad Ubezpieczen SA	3,525	40,151
Santander Bank Polska SA(1)	441	54,789
TEN Square Games SA	24	562
Text SA	370	10,206
Warsaw Stock Exchange	116	1,164
XTB SA	1,678	13,993
		672,524
Singapore†
Super Hi International Holding Ltd.(1)(2)	1,500	2,506
South Africa — 3.4%
Absa Group Ltd.	9,956	91,823
AECI Ltd.	4,838	26,542
Anglo American Platinum Ltd.	366	15,498
Anglogold Ashanti PLC	5,932	114,191
Aspen Pharmacare Holdings Ltd.	5,676	55,826
Astral Foods Ltd.	1,219	10,309
AVI Ltd.	4,867	20,228
Barloworld Ltd.	4,158	16,820
Bid Corp. Ltd.	1,751	38,425
Bidvest Group Ltd.	1,838	23,025
Capitec Bank Holdings Ltd.	303	31,567
Clicks Group Ltd.	3,595	56,335
Coronation Fund Managers Ltd.	7,250	12,143

Curro Holdings Ltd.	12,198	7,265
DataTec Ltd.	7,041	13,081
Dis-Chem Pharmacies Ltd.	4,826	7,276
Discovery Ltd.	3,836	27,029
FirstRand Ltd.	34,957	125,044
Foschini Group Ltd.	6,444	37,436
Gold Fields Ltd., ADR	9,957	152,243
Grindrod Ltd.	30,545	16,761
Impala Platinum Holdings Ltd.(2)	10,823	44,009
Investec Ltd.(2)	3,564	22,791
JSE Ltd.	1,034	4,848
KAP Ltd.(1)	60,434	7,787
Kumba Iron Ore Ltd.	626	19,696
Life Healthcare Group Holdings Ltd.	24,861	23,891
Merafe Resources Ltd.	24,876	1,597
Momentum Metropolitan Holdings	45,116	48,185
Mr Price Group Ltd.	2,419	19,699
MTN Group Ltd.	16,716	91,321
MultiChoice Group(1)	6,735	24,174
Naspers Ltd., N Shares	595	109,729
Nedbank Group Ltd.	5,874	66,636
NEPI Rockcastle NV	8,241	50,672
Netcare Ltd.	21,250	15,565
Ninety One Ltd.	3,606	7,858
Northam Platinum Holdings Ltd.	2,441	15,749
Oceana Group Ltd.	54	195
Old Mutual Ltd.	136,087	82,974
Omnia Holdings Ltd.	7,035	22,256
OUTsurance Group Ltd.	6,900	15,207
Pepkor Holdings Ltd.	12,142	11,997
Pick n Pay Stores Ltd.(2)	5,204	6,573
PPC Ltd.(1)	28,548	5,537
PSG Financial Services Ltd.	6,160	4,952
Raubex Group Ltd.(2)	1,141	1,600
Remgro Ltd.(2)	6,683	51,446
Reunert Ltd.	2,135	6,994
RMB Holdings Ltd.(1)	14,659	420
Sanlam Ltd.	17,068	61,419
Santam Ltd.	460	7,099
Sappi Ltd.	18,015	37,761
Shoprite Holdings Ltd.	3,257	44,431
Sibanye Stillwater Ltd., ADR(2)	9,571	42,687
Standard Bank Group Ltd.	9,160	97,351
Telkom SA SOC Ltd.(1)	10,945	14,660
Transaction Capital Ltd.	1,594	591
Truworths International Ltd.	9,275	37,712
Vodacom Group Ltd.(2)	3,824	19,693
Wilson Bayly Holmes-Ovcon Ltd.(1)	48	321
Woolworths Holdings Ltd.	10,948	39,177
Zeda Ltd.(1)	5,064	3,512
		2,089,639
South Korea — 13.8%
Aekyung Chemical Co. Ltd.	845	8,422
Aekyung Industrial Co. Ltd.	22	328
AfreecaTV Co. Ltd.	182	9,403

Agabang&Company(1)	104	310
Ahnlab, Inc.	19	1,017
Aju IB Investment Co. Ltd.	40	67
Alteogen, Inc.(1)	72	4,459
Amorepacific Corp.	218	21,778
AMOREPACIFIC Group	330	7,075
Ananti, Inc.(1)	2,338	11,660
Asiana Airlines, Inc.(1)	798	6,463
BGF Co. Ltd.	183	513
BGF retail Co. Ltd.	124	12,952
BH Co. Ltd.	1,314	22,047
Binex Co. Ltd.(1)	241	1,466
Bioneer Corp.(1)	219	5,087
BNK Financial Group, Inc.	11,943	66,275
Boryung	641	4,728
Bukwang Pharmaceutical Co. Ltd.(1)	313	1,470
Byucksan Corp.	247	535
Celltrion Healthcare Co. Ltd.	329	18,962
Celltrion, Inc.	349	43,957
Chabiotech Co. Ltd.(1)	409	5,270
Cheil Worldwide, Inc.	2,238	33,863
Chong Kun Dang Pharmaceutical Corp.	60	5,752
Chunbo Co. Ltd.	35	2,920
CJ CGV Co. Ltd.(1)	1,341	5,767
CJ CheilJedang Corp.	161	38,508
CJ ENM Co. Ltd.(1)	366	21,694
CJ Logistics Corp.	168	14,659
Classys, Inc.	220	7,102
CMG Pharmaceutical Co. Ltd.(1)	422	716
Com2uSCorp	75	2,866
Coreana Cosmetics Co. Ltd.(1)	63	138
CosmoAM&T Co. Ltd.(1)	66	8,400
Cosmochemical Co. Ltd.(1)	322	9,325
Coupang, Inc.(1)	4,882	74,597
Coway Co. Ltd.	1,357	52,249
COWELL FASHION Co. Ltd.	644	5,395
CS Wind Corp.	247	10,206
Cuckoo Homesys Co. Ltd.	229	4,076
Dae Han Flour Mills Co. Ltd.	6	596
Daeduck Electronics Co. Ltd.	1,550	31,897
Daewoo Engineering & Construction Co. Ltd.(1)	4,420	15,882
Daewoong Co. Ltd.	334	4,299
Daewoong Pharmaceutical Co. Ltd.	35	2,842
Daishin Securities Co. Ltd.	1,108	12,401
Danal Co. Ltd.(1)	122	349
Daol Investment & Securities Co. Ltd.	1,893	5,912
Daou Technology, Inc.	278	3,806
DB HiTek Co. Ltd.	1,435	68,781
DB Insurance Co. Ltd.	1,323	85,362
Dentium Co. Ltd.	103	10,036
DGB Financial Group, Inc.	4,894	32,179
DI Dong Il Corp.	403	9,764
DL E&C Co. Ltd.	1,023	30,286
DL Holdings Co. Ltd.	161	5,965
DN Automotive Corp.	86	4,493

Dong-A Socio Holdings Co. Ltd.	11	775
DongKook Pharmaceutical Co. Ltd.	217	2,430
Dongwha Enterprise Co. Ltd.(1)	50	2,663
Dongwon Development Co. Ltd.	33	84
Doosan Bobcat, Inc.	584	20,551
Doosan Co. Ltd.	6	427
Doosan Enerbility Co. Ltd.(1)	2,829	34,552
Doosan Fuel Cell Co. Ltd.(1)	117	2,196
DoubleUGames Co. Ltd.	227	7,880
Douzone Bizon Co. Ltd.	391	8,903
Dreamtech Co. Ltd.	427	3,912
Duk San Neolux Co. Ltd.(1)	113	4,030
Echo Marketing, Inc.	508	3,615
Ecopro BM Co. Ltd.	131	27,737
Ecopro HN Co. Ltd.	244	13,547
E-MART, Inc.	419	24,546
Eo Technics Co. Ltd.	208	25,355
Eugene Technology Co. Ltd.	90	3,008
F&F Co. Ltd.	183	12,139
Fila Holdings Corp.	386	11,368
Genexine, Inc.(1)	113	849
GOLFZON Co. Ltd.	202	13,903
Gradiant Corp.	390	3,366
GS Engineering & Construction Corp.	851	10,685
GS Retail Co. Ltd.	1,212	22,336
Hana Financial Group, Inc.	5,685	182,924
Hana Materials, Inc.	364	12,915
Handsome Co. Ltd.	153	2,247
Hanjin Transportation Co. Ltd.	134	2,597
Hankook Tire & Technology Co. Ltd.	939	32,866
Hanmi Pharm Co. Ltd.	74	17,571
Hanmi Semiconductor Co. Ltd.	497	24,390
Hanon Systems	1,678	9,390
Hansae Co. Ltd.	851	13,652
Hansol Chemical Co. Ltd.	157	24,388
Hansol Technics Co. Ltd.	3,836	19,094
Hanssem Co. Ltd.	81	3,206
Hanwha Aerospace Co. Ltd.	1,151	112,569
Hanwha Galleria Corp.(1)	853	689
Hanwha General Insurance Co. Ltd.(1)	3,225	10,138
Hanwha Investment & Securities Co. Ltd.(1)	1,411	3,011
Hanwha Life Insurance Co. Ltd.(1)	12,413	26,559
Hanwha Ocean Co. Ltd.(1)	188	3,962
Hanwha Solutions Corp.(1)	756	19,490
Hanwha Systems Co. Ltd.	520	6,490
HD Hyundai Construction Equipment Co. Ltd.	251	9,455
HD Hyundai Electric Co. Ltd.	295	19,205
HD Hyundai Heavy Industries Co. Ltd.(1)	55	5,317
HD Hyundai Infracore Co. Ltd.	2,501	15,118
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,375	28,364
Helixmith Co. Ltd.(1)	119	473
Hite Jinro Co. Ltd.	950	16,229
HL Holdings Corp.	51	1,318
HL Mando Co. Ltd.	1,140	31,430
HMM Co. Ltd.	4,613	55,255

Homecast Co. Ltd.(1)	823	1,781
Hotel Shilla Co. Ltd.	411	20,868
Hugel, Inc.(1)	52	6,145
Humasis Co. Ltd.(1)	6,180	9,634
Humax Co. Ltd.(1)	333	748
Humedix Co. Ltd.	72	1,912
Hwaseung Enterprise Co. Ltd.	36	242
HYBE Co. Ltd.(1)	140	23,289
Hyosung Advanced Materials Corp.	72	21,917
Hyosung Chemical Corp.(1)	3	209
Hyosung Corp.	86	4,540
Hyosung Heavy Industries Corp.(1)	83	13,489
Hyosung TNC Corp.	101	29,774
Hyundai Autoever Corp.	70	10,010
Hyundai Corp.	447	6,336
Hyundai Department Store Co. Ltd.	437	17,166
Hyundai Elevator Co. Ltd.	394	13,465
Hyundai Engineering & Construction Co. Ltd.	1,173	32,516
Hyundai Futurenet Co. Ltd.	86	215
Hyundai GF Holdings	506	1,489
Hyundai Green Food(1)	269	2,372
Hyundai Home Shopping Network Corp.	59	1,961
Hyundai Marine & Fire Insurance Co. Ltd.	1,931	46,483
Hyundai Mipo Dockyard Co. Ltd.(1)	178	11,168
Hyundai Mobis Co. Ltd.	513	90,729
Hyundai Motor Co.	1,840	261,987
Hyundai Wia Corp.	547	25,248
Ilyang Pharmaceutical Co. Ltd.	202	2,316
iMarketKorea, Inc.	319	2,051
Industrial Bank of Korea	6,138	56,174
Innocean Worldwide, Inc.	390	6,134
Innox Advanced Materials Co. Ltd.	492	12,513
Insun ENT Co. Ltd.(1)	304	1,723
Interflex Co. Ltd.(1)	83	690
INTOPS Co. Ltd.	605	13,726
iNtRON Biotechnology, Inc.(1)	184	1,161
IS Dongseo Co. Ltd.(1)	786	16,555
i-SENS, Inc.	487	8,870
ISU Chemical Co. Ltd.	305	3,609
ISU Specialty Chemical(1)	75	11,146
JB Financial Group Co. Ltd.	3,585	28,763
Jeisys Medical, Inc.(1)	1,508	12,568
Jeju Air Co. Ltd.(1)	983	8,235
Jin Air Co. Ltd.(1)	287	2,622
Jusung Engineering Co. Ltd.	1,549	42,066
JW Pharmaceutical Corp.	139	3,231
JYP Entertainment Corp.	369	27,400
K Car Co. Ltd.	629	5,457
Kakao Corp.	859	33,514
Kakao Games Corp.(1)	78	1,587
KakaoBank Corp.	670	13,575
KB Financial Group, Inc., ADR	5,673	228,508
KC Co. Ltd.	71	975
KC Tech Co. Ltd.	77	1,579
KCC Corp.	192	30,871

KCC Glass Corp.	147	4,726
KEPCO Engineering & Construction Co., Inc.	61	2,891
KG Chemical Corp.	975	5,214
KG Dongbusteel	1,511	10,247
KG Eco Technology Service Co. Ltd.	1,102	9,591
KH Vatec Co. Ltd.	267	2,924
Kia Corp.	4,647	308,738
KISCO Corp.	93	465
KIWOOM Securities Co. Ltd.	427	30,444
Koh Young Technology, Inc.	681	6,050
Kolmar BNH Co. Ltd.	112	1,365
Kolon Industries, Inc.	198	6,598
KONA I Co. Ltd.(1)	292	3,674
Korea Investment Holdings Co. Ltd.	961	44,440
Korea Petrochemical Ind Co. Ltd.	91	11,567
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,551
Korea United Pharm, Inc.	111	2,082
Korean Air Lines Co. Ltd.	3,157	54,694
Korean Reinsurance Co.	1,851	11,114
Krafton, Inc.(1)	259	42,572
KT Corp.	1,216	31,591
KT Skylife Co. Ltd.	319	1,493
Kukjeon Pharmaceutical Co. Ltd.(1)	13	59
Kum Yang Co. Ltd.(1)	480	47,482
Kumho Petrochemical Co. Ltd.	492	48,583
Kumho Tire Co., Inc.(1)	5,351	22,972
Kyung Dong Navien Co. Ltd.	383	13,520
LEENO Industrial, Inc.	207	32,015
LF Corp.	203	2,181
LG Corp.	6	389
LG Display Co. Ltd., ADR(1)	12,834	61,732
LG Electronics, Inc.	2,098	166,352
LG Energy Solution Ltd.(1)	86	30,143
LG H&H Co. Ltd.	63	16,275
LG Innotek Co. Ltd.	184	33,858
LG Uplus Corp.	6,459	52,465
Lotte Chemical Corp.	245	29,168
Lotte Data Communication Co.	27	573
LOTTE Fine Chemical Co. Ltd.	549	24,495
LOTTE Himart Co. Ltd.	6	48
Lotte Rental Co. Ltd.	672	14,191
Lotte Shopping Co. Ltd.	183	10,827
LS Corp.	194	12,690
LS Electric Co. Ltd.	163	9,534
LVMC Holdings(1)	3,944	7,364
LX Hausys Ltd.	49	1,710
LX Holdings Corp.	2,166	12,302
LX Semicon Co. Ltd.	339	22,612
Maeil Dairies Co. Ltd.	36	1,203
Mcnex Co. Ltd.	268	6,299
Medytox, Inc.	73	12,501
MegaStudyEdu Co. Ltd.	330	14,580
Meritz Financial Group, Inc.	2,549	109,295
Mirae Asset Securities Co. Ltd.	4,651	25,777
Myoung Shin Industrial Co. Ltd.(1)	1,134	16,853

NAVER Corp.	576	92,588
NCSoft Corp.	178	36,042
Neowiz(1)	668	13,731
NEPES Corp.(1)	403	5,278
Netmarble Corp.(1)	185	8,463
Nexen Tire Corp.	499	3,387
NEXTIN, Inc.	149	8,056
NH Investment & Securities Co. Ltd.	5,232	41,484
NHN Corp.(1)	602	10,932
NHN KCP Corp.	879	8,285
NICE Holdings Co. Ltd.	243	2,507
NICE Information Service Co. Ltd.	459	3,194
NongShim Co. Ltd.	39	12,229
OCI Holdings Co. Ltd.	825	62,978
Ottogi Corp.	21	6,151
Pan Ocean Co. Ltd.	9,885	34,530
Park Systems Corp.	42	5,218
Partron Co. Ltd.	1,043	6,902
Pearl Abyss Corp.(1)	43	1,251
PharmaResearch Co. Ltd.	43	3,585
PI Advanced Materials Co. Ltd.	113	2,698
Pulmuone Co. Ltd.	21	168
RFHIC Corp.	31	350
S&S Tech Corp.	167	6,540
S-1 Corp.	166	7,700
Sam Young Electronics Co. Ltd.	51	322
Samsung Biologics Co. Ltd.(1)	69	38,599
Samsung C&T Corp.	472	43,521
Samsung Electro-Mechanics Co. Ltd.	923	104,010
Samsung Electronics Co. Ltd., GDR	1,205	1,679,011
Samsung Fire & Marine Insurance Co. Ltd.	736	147,931
Samsung Heavy Industries Co. Ltd.(1)	6,279	38,753
Samsung Life Insurance Co. Ltd.	794	42,924
Samsung Pharmaceutical Co. Ltd.(1)	37	66
Samsung SDI Co. Ltd.	305	111,058
Samsung SDS Co. Ltd.	233	30,297
Samsung Securities Co. Ltd.	1,912	57,964
Samwha Capacitor Co. Ltd.	47	1,420
Sangsangin Co. Ltd.(1)	827	2,645
SBW Life Sciences Co. Ltd.(1)	436	136
SD Biosensor, Inc.	1,269	11,123
SeAH Steel Corp.	79	8,006
SeAH Steel Holdings Corp.	91	13,469
Sebang Co. Ltd.	290	2,685
Sebang Global Battery Co. Ltd.	143	6,479
Seegene, Inc.	836	13,851
Seobu T&D	924	5,410
Seojin System Co. Ltd.(1)	300	4,423
Seoul Semiconductor Co. Ltd.	1,284	9,864
SFA Engineering Corp.	338	7,813
SFA Semicon Co. Ltd.(1)	644	2,647
Shinhan Financial Group Co. Ltd., ADR	6,968	197,891
Shinsegae International, Inc.	226	2,878
Shinsegae, Inc.	208	27,341
SK Bioscience Co. Ltd.(1)	159	8,341

SK Chemicals Co. Ltd.	123	6,110
SK D&D Co. Ltd.	412	8,989
SK Hynix, Inc.	4,601	477,407
SK IE Technology Co. Ltd.(1)	301	16,480
SK Networks Co. Ltd.	4,700	20,602
SK Securities Co. Ltd.	4,323	2,092
SK Telecom Co. Ltd., ADR	66	1,485
SKC Co. Ltd.	112	8,373
SL Corp.	159	4,005
SM Entertainment Co. Ltd.	184	12,379
SNT Dynamics Co. Ltd.	963	10,977
Soulbrain Co. Ltd.	111	23,810
Soulbrain Holdings Co. Ltd.	5	138
SPG Co. Ltd.	437	11,854
ST Pharm Co. Ltd.	36	1,811
STIC Investments, Inc.	42	215
Sun Kwang Co. Ltd.	52	705
Sung Kwang Bend Co. Ltd.	273	2,666
Sungwoo Hitech Co. Ltd.	1,622	11,321
Taewoong Co. Ltd.(1)	105	1,320
Taihan Electric Wire Co. Ltd.(1)	203	1,868
TES Co. Ltd.	133	2,110
TK Corp.	252	2,932
TKG Huchems Co. Ltd.	432	7,110
Tongyang Life Insurance Co. Ltd.(1)	1,401	4,837
Value Added Technology Co. Ltd.	33	822
Vidente Co. Ltd.(1)	312	401
Webzen, Inc.	98	1,135
Wemade Co. Ltd.	382	15,831
WONIK IPS Co. Ltd.	501	13,185
Wonik QnC Corp.	472	9,823
Woongjin Thinkbig Co. Ltd.	2,718	5,752
Woori Financial Group, Inc.	14,503	146,202
Woori Technology Investment Co. Ltd.(1)	1,267	5,450
W-Scope Chungju Plant Co. Ltd.(1)	317	10,106
YG Entertainment, Inc.	220	8,854
Youngone Corp.	842	28,448
Youngone Holdings Co. Ltd.	241	14,471
Yuhan Corp.	184	8,733
Zinus, Inc.	239	2,900
		8,454,721
Taiwan — 18.8%
Ability Enterprise Co. Ltd.	1,000	860
AcBel Polytech, Inc.	1,299	1,743
Accton Technology Corp.	1,000	17,014
Acer, Inc.	49,000	55,275
ACES Electronic Co. Ltd.	1,000	981
Acon Holding, Inc.(1)	5,000	1,555
Acter Group Corp. Ltd.	4,000	23,201
ADATA Technology Co. Ltd.	8,683	27,757
Advanced International Multitech Co. Ltd.	4,000	9,100
Advanced Wireless Semiconductor Co.(1)	1,000	4,448
Advancetek Enterprise Co. Ltd.	1,000	1,248
Advantech Co. Ltd.	1,099	12,416
AGV Products Corp.	2,000	762

Allied Supreme Corp.	1,000	10,970
Alltek Technology Corp.	1,080	1,285
Alltop Technology Co. Ltd.	1,000	5,897
Alpha Networks, Inc.	8,000	9,146
Altek Corp.	1,000	1,260
Amazing Microelectronic Corp.	3,040	12,459
Ampire Co. Ltd.	1,000	1,246
AMPOC Far-East Co. Ltd.	5,000	12,224
AmTRAN Technology Co. Ltd.(1)	27,706	10,599
Anpec Electronics Corp.	1,000	6,391
Aopen, Inc.	1,000	2,101
Apacer Technology, Inc.	1,000	1,926
Apex International Co. Ltd.	1,000	1,613
Arcadyan Technology Corp.	3,000	15,696
Ardentec Corp.	15,000	33,756
Argosy Research, Inc.	1,000	5,436
ASE Technology Holding Co. Ltd., ADR	18,958	163,039
Asia Optical Co., Inc.	6,000	12,821
Asia Pacific Telecom Co. Ltd.(1)	10,000	2,419
Asia Polymer Corp.	9,000	6,884
Asia Vital Components Co. Ltd.	6,382	62,636
ASROCK, Inc.	2,000	13,600
Asustek Computer, Inc.	10,000	126,086
AUO Corp.(1)	129,600	68,013
AURAS Technology Co. Ltd.	1,000	11,666
Avermedia Technologies	1,000	1,237
Bafang Yunji International Co. Ltd.	1,000	5,543
Bank of Kaohsiung Co. Ltd.(1)	2,121	818
Basso Industry Corp.	1,000	1,298
BenQ Materials Corp.	3,000	3,463
BenQ Medical Technology Corp.	1,000	2,044
BES Engineering Corp.	55,000	19,640
Bioteque Corp.	1,000	3,517
Capital Securities Corp.	21,000	10,355
Career Technology MFG. Co. Ltd.	10,000	6,984
Catcher Technology Co. Ltd.	14,000	87,101
Cathay Financial Holding Co. Ltd.(1)	71,611	106,581
Center Laboratories, Inc.	2,198	3,205
Central Reinsurance Co. Ltd.(1)	1,000	741
Chailease Holding Co. Ltd.	2,091	12,424
Chang Hwa Commercial Bank Ltd.	80,114	45,631
Chang Wah Electromaterials, Inc.	3,000	3,312
Chang Wah Technology Co. Ltd.	1,000	1,085
Channel Well Technology Co. Ltd.	8,000	21,626
CHC Healthcare Group	1,000	1,973
Cheng Loong Corp.	18,000	17,156
Cheng Mei Materials Technology Corp.(1)	28,892	12,210
Cheng Shin Rubber Industry Co. Ltd.	41,000	61,753
Cheng Uei Precision Industry Co. Ltd.	6,000	8,470
Chenming Electronic Technology Corp.	6,000	8,814
Chicony Electronics Co. Ltd.	12,000	61,226
Chicony Power Technology Co. Ltd.	7,000	31,831
China Bills Finance Corp.	11,000	5,138
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,583
China Container Terminal Corp.	1,000	669

China General Plastics Corp.	3,000	2,241
China Man-Made Fiber Corp.(1)	4,000	1,034
China Metal Products	10,000	12,705
China Motor Corp.	4,000	12,989
China Steel Chemical Corp.	1,000	3,714
China Wire & Cable Co. Ltd.	1,000	1,196
Chinese Maritime Transport Ltd.	2,000	3,024
Chin-Poon Industrial Co. Ltd.	13,000	20,339
Chipbond Technology Corp.	13,000	29,942
ChipMOS Technologies, Inc.	21,000	27,422
Chlitina Holding Ltd.	1,000	6,239
Chong Hong Construction Co. Ltd.	1,000	2,394
Chroma ATE, Inc.	2,000	13,712
Chung-Hsin Electric & Machinery Manufacturing Corp.	15,000	58,426
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	1,873
Chunghwa Precision Test Tech Co. Ltd.	1,000	18,820
Chunghwa Telecom Co. Ltd., ADR	1,335	50,650
Cleanaway Co. Ltd.	2,000	11,625
Clevo Co.	10,000	10,781
CMC Magnetics Corp.(1)	40,400	14,098
Collins Co. Ltd.	1,000	572
Compal Electronics, Inc.	60,000	59,353
Compeq Manufacturing Co. Ltd.	22,000	51,634
Concord International Securities Co. Ltd.	12,100	6,661
Concord Securities Co. Ltd.(1)	2,000	839
Continental Holdings Corp.	8,000	7,118
Coremax Corp.	2,000	5,378
Coretronic Corp.	10,000	22,916
Co-Tech Development Corp.	6,000	11,934
Creative Sensor, Inc.	6,000	5,652
CSBC Corp. Taiwan(1)	1,000	694
CTBC Financial Holding Co. Ltd.	159,000	139,164
CTCI Corp.	11,000	15,423
DA CIN Construction Co. Ltd.	800	1,091
Da-Li Development Co. Ltd.	6,300	6,887
Darfon Electronics Corp.	6,000	10,112
Darwin Precisions Corp.	1,000	440
Daxin Materials Corp.	3,000	9,854
Delpha Construction Co. Ltd.	1,000	998
Delta Electronics, Inc.	4,000	40,457
Depo Auto Parts Ind Co. Ltd.	2,000	9,039
Dimerco Data System Corp.	4,000	13,631
Dimerco Express Corp.	6,300	15,939
D-Link Corp.	3,000	1,961
Dynamic Holding Co. Ltd.	13,000	42,430
Dynapack International Technology Corp.	5,000	12,881
E Ink Holdings, Inc.	1,000	5,839
E.Sun Financial Holding Co. Ltd.	39,735	32,541
Eclat Textile Co. Ltd.	1,000	19,014
Elan Microelectronics Corp.	4,000	19,369
Elite Advanced Laser Corp.	2,000	3,820
Elite Material Co. Ltd.	5,000	60,773
Elitegroup Computer Systems Co. Ltd.	11,000	10,195
eMemory Technology, Inc.	1,000	80,187
Emerging Display Technologies Corp.	1,000	986

Eson Precision Ind Co. Ltd.	5,000	9,707
Eternal Materials Co. Ltd.	11,850	11,222
Etron Technology, Inc.	49	83
Evergreen International Storage & Transport Corp.	6,000	5,631
Evergreen Marine Corp. Taiwan Ltd.	18,800	67,436
EVERGREEN Steel Corp.	1,000	2,600
Everlight Chemical Industrial Corp.	2,000	1,309
Everlight Electronics Co. Ltd.	7,000	10,473
Excelliance Mos Corp.	1,000	4,329
Excelsior Medical Co. Ltd.	5,302	14,772
Far Eastern Department Stores Ltd.	18,000	13,892
Far Eastern International Bank	34,684	13,266
Far Eastern New Century Corp.	48,000	47,004
Far EasTone Telecommunications Co. Ltd.	20,000	53,051
Farglory F T Z Investment Holding Co. Ltd.	2,200	3,860
Farglory Land Development Co. Ltd.	4,000	7,473
Feedback Technology Corp.	1,000	2,917
Feng TAY Enterprise Co. Ltd.	1,120	6,589
First Financial Holding Co. Ltd.	34,402	30,483
First Hi-Tec Enterprise Co. Ltd.	3,000	12,723
First Steamship Co. Ltd.(1)	16,000	4,328
Fitipower Integrated Technology, Inc.	1,950	17,636
Fittech Co. Ltd.	4,000	8,606
FLEXium Interconnect, Inc.	8,000	22,417
Flytech Technology Co. Ltd.	1,000	2,154
FocalTech Systems Co. Ltd.(1)	1,000	4,123
Forcecon Tech Co. Ltd.	3,000	15,352
Formosa Advanced Technologies Co. Ltd.	8,000	10,019
Formosa Laboratories, Inc.	2,000	6,425
Formosa Plastics Corp.	9,000	23,260
Formosan Union Chemical	13,000	8,669
Foxsemicon Integrated Technology, Inc.	2,000	12,641
Franbo Lines Corp.	1,000	587
Froch Enterprise Co. Ltd.	4,000	2,400
FSP Technology, Inc.	7,000	11,702
Fubon Financial Holding Co. Ltd.	54,757	112,848
Fulgent Sun International Holding Co. Ltd.	3,000	14,150
Fulltech Fiber Glass Corp.	8,189	4,418
Fusheng Precision Co. Ltd.	2,000	13,020
G Shank Enterprise Co. Ltd.	3,000	6,050
Gamania Digital Entertainment Co. Ltd.	3,000	7,357
Gemtek Technology Corp.	6,000	6,551
General Interface Solution Holding Ltd.	7,000	14,746
Genius Electronic Optical Co. Ltd.	2,000	25,624
Getac Holdings Corp.	7,000	22,801
Giant Manufacturing Co. Ltd.	1,000	6,077
Gigabyte Technology Co. Ltd.	13,000	103,543
Global Brands Manufacture Ltd.	6,000	13,250
Global Mixed Mode Technology, Inc.	2,000	17,128
Globalwafers Co. Ltd.	4,000	74,616
Gloria Material Technology Corp.	2,000	3,120
Gold Circuit Electronics Ltd.	8,800	64,135
Gordon Auto Body Parts	1,000	956
Gourmet Master Co. Ltd.	2,000	6,406
Grand Fortune Securities Co. Ltd.(1)	2,200	891

Grand Pacific Petrochemical	31,000	15,923
Grand Process Technology Corp.	1,000	17,505
Grape King Bio Ltd.	4,000	19,661
Greatek Electronics, Inc.	5,000	9,657
Group Up Industrial Co. Ltd.	4,000	21,227
GTM Holdings Corp.	1,000	962
Hai Kwang Enterprise Corp.(1)	1,050	610
Hannstar Board Corp.	11,000	20,012
HannStar Display Corp.(1)	41,000	15,110
HannsTouch Holdings Co.(1)	12,000	3,715
Highwealth Construction Corp.	3,410	4,472
Hiroca Holdings Ltd.	1,000	1,363
Hitron Technology, Inc.	9,000	9,010
Hiwin Technologies Corp.	3,030	22,150
Ho Tung Chemical Corp.	4,000	1,176
Hocheng Corp.	8,000	4,668
Holtek Semiconductor, Inc.	2,000	4,294
Holy Stone Enterprise Co. Ltd.	1,050	3,360
Hon Hai Precision Industry Co. Ltd.	89,000	289,079
Hong TAI Electric Industrial	1,000	816
Horizon Securities Co. Ltd.(1)	1,060	372
Hotai Finance Co. Ltd.	7,200	29,761
Hotai Motor Co. Ltd.	1,020	23,123
HTC Corp.(1)	1,000	1,606
Hua Nan Financial Holdings Co. Ltd.	78,578	55,935
Huaku Development Co. Ltd.	5,000	15,110
Huang Hsiang Construction Corp.	1,000	1,270
Hung Sheng Construction Ltd.	10,000	6,516
Ibase Technology, Inc.	1,000	2,758
IBF Financial Holdings Co. Ltd.(1)	42,673	15,763
Ichia Technologies, Inc.	7,000	8,030
I-Chiun Precision Industry Co. Ltd.	8,000	11,869
IEI Integration Corp.	3,000	8,324
Infortrend Technology, Inc.	6,000	4,133
Innodisk Corp.	2,039	20,336
Innolux Corp.(1)	162,782	65,773
Inpaq Technology Co. Ltd.	1,000	2,767
Insyde Software Corp.	2,000	11,318
Integrated Service Technology, Inc.	2,000	6,075
International CSRC Investment Holdings Co.	17,000	10,717
International Games System Co. Ltd.	2,000	42,668
Inventec Corp.	37,000	50,157
Iron Force Industrial Co. Ltd.	4,000	12,121
ITE Technology, Inc.	2,000	10,022
Jarllytec Co. Ltd.	1,000	7,738
Kaimei Electronic Corp.	800	1,940
Kaori Heat Treatment Co. Ltd.	1,000	7,899
KEE TAI Properties Co. Ltd.	9,000	4,829
Kenda Rubber Industrial Co. Ltd.	2,100	2,130
Kenmec Mechanical Engineering Co. Ltd.	5,000	10,063
Kerry TJ Logistics Co. Ltd.	1,000	1,212
Kindom Development Co. Ltd.	8,000	9,592
King Yuan Electronics Co. Ltd.	27,000	71,630
King's Town Bank Co. Ltd.	28,000	35,320
Kinik Co.	1,000	5,878

Kinpo Electronics	30,000	15,106
Kinsus Interconnect Technology Corp.	4,000	12,671
KMC Kuei Meng International, Inc.	1,000	4,066
KNH Enterprise Co. Ltd.(1)	2,000	1,833
Ko Ja Cayman Co. Ltd.	1,000	2,070
KS Terminals, Inc.	4,000	9,356
Kuo Toong International Co. Ltd.	12,000	17,543
Kwong Lung Enterprise Co. Ltd.	1,000	1,737
LandMark Optoelectronics Corp.	1,000	3,390
Lanner Electronics, Inc.	3,180	11,688
Largan Precision Co. Ltd.	1,000	76,403
Lealea Enterprise Co. Ltd.(1)	8,320	2,837
LEE CHI Enterprises Co. Ltd.	1,000	506
Lien Hwa Industrial Holdings Corp.	2,193	4,805
Lingsen Precision Industries Ltd.	25,000	19,094
Lite-On Technology Corp.	36,000	126,549
Longchen Paper & Packaging Co. Ltd.	11,000	5,282
Longwell Co.	5,000	9,886
Lotes Co. Ltd.	1,025	30,411
Lotus Pharmaceutical Co. Ltd.(1)	2,000	16,558
Lung Yen Life Service Corp.(1)	1,000	1,230
Macroblock, Inc.	1,000	3,310
Macronix International Co. Ltd.	37,000	34,096
Makalot Industrial Co. Ltd.	8,000	91,719
Marketech International Corp.	3,000	12,899
Materials Analysis Technology, Inc.	1,051	8,026
MediaTek, Inc.	8,000	241,596
Mega Financial Holding Co. Ltd.	48,474	61,267
Mercuries Life Insurance Co. Ltd.(1)	26,000	4,259
Merry Electronics Co. Ltd.	5,000	18,241
Micro-Star International Co. Ltd.	17,000	99,803
Mitac Holdings Corp.	17,000	21,829
MOSA Industrial Corp.	12,000	9,427
Mosel Vitelic, Inc.	2,000	2,301
MPI Corp.	3,000	21,028
My Humble House Hospitality Management Consulting(1)	3,000	5,663
Nan Pao Resins Chemical Co. Ltd.	2,000	15,963
Nan Ya Printed Circuit Board Corp.	4,000	31,733
Nantex Industry Co. Ltd.	1,000	1,223
Nanya Technology Corp.	17,000	40,740
Nexcom International Co. Ltd.	8,000	12,343
Nichidenbo Corp.	6,000	11,482
Nidec Chaun-Choung Technology Corp.	1,000	4,139
Nien Hsing Textile Co. Ltd.	2,000	1,203
Nien Made Enterprise Co. Ltd.	4,000	43,508
Novatek Microelectronics Corp.	9,000	147,010
Nuvoton Technology Corp.	1,000	4,750
O-Bank Co. Ltd.	20,000	6,224
Oneness Biotech Co. Ltd.	137	898
Optimax Technology Corp.	8,000	8,973
Orient Semiconductor Electronics Ltd.	21,000	39,720
Oriental Union Chemical Corp.	3,000	1,892
O-TA Precision Industry Co. Ltd.	3,000	8,427
Pan Jit International, Inc.	2,000	4,534
Pan-International Industrial Corp.	9,000	10,328

Pegatron Corp.	24,000	62,335
Phison Electronics Corp.	3,000	46,374
Phoenix Silicon International Corp.	2,275	3,879
Pixart Imaging, Inc.	2,000	10,329
Pou Chen Corp.	39,000	38,507
Powerchip Semiconductor Manufacturing Corp.	59,000	56,806
Powertech Technology, Inc.	18,000	64,505
Poya International Co. Ltd.	1,010	16,508
President Chain Store Corp.	4,000	34,479
President Securities Corp.	3,000	1,826
Primax Electronics Ltd.	10,000	20,636
Prince Housing & Development Corp.	1,000	353
Promate Electronic Co. Ltd.	1,000	1,879
Qisda Corp.	15,000	21,001
Quanta Computer, Inc.	18,000	116,517
Quanta Storage, Inc.	9,000	22,713
Quintain Steel Co. Ltd.	21,327	9,974
Radiant Opto-Electronics Corp.	15,000	63,388
Raydium Semiconductor Corp.	1,000	12,877
Realtek Semiconductor Corp.	4,000	57,516
Rechi Precision Co. Ltd.	13,000	8,404
Rexon Industrial Corp. Ltd.(1)	1,000	1,852
Rich Development Co. Ltd.(1)	33,000	10,305
Ritek Corp.(1)	1,000	260
Rodex Fasteners Corp.	1,000	1,404
Roo Hsing Co. Ltd.(1)	1,000	128
Ruentex Development Co. Ltd.(1)	4,050	4,641
Ruentex Industries Ltd.(1)	18,000	36,282
Sanyang Motor Co. Ltd.	10,000	23,327
Savior Lifetec Corp.	5,000	3,297
Scientech Corp.	1,000	7,045
ScinoPharm Taiwan Ltd.	1,000	846
SDI Corp.	1,000	3,776
Senao Networks, Inc.	1,000	7,856
Sercomm Corp.	8,000	31,829
Sesoda Corp.	3,000	3,100
Shanghai Commercial & Savings Bank Ltd.	45,905	66,170
Sharehope Medicine Co. Ltd.	1,050	1,126
Sheng Yu Steel Co. Ltd.	1,000	906
ShenMao Technology, Inc.	4,000	9,000
Shih Wei Navigation Co. Ltd.	8,000	5,126
Shin Foong Specialty & Applied Materials Co. Ltd.	1,000	1,773
Shin Kong Financial Holding Co. Ltd.(1)	179,000	51,583
Shin Zu Shing Co. Ltd.	4,000	15,741
Shinkong Insurance Co. Ltd.	4,000	8,729
Shinkong Synthetic Fibers Corp.	25,000	12,598
Sigurd Microelectronics Corp.	13,000	26,581
Silicon Integrated Systems Corp.	9,400	14,599
Simplo Technology Co. Ltd.	4,000	48,672
Sinbon Electronics Co. Ltd.	1,000	9,160
Sinkang Industries Co. Ltd.	1,000	513
Sino-American Silicon Products, Inc.	9,000	52,627
Sinon Corp.	11,000	13,337
SinoPac Financial Holdings Co. Ltd.	118,655	71,738
Sinphar Pharmaceutical Co. Ltd.	1,000	1,068

Sitronix Technology Corp.	3,000	27,763
Siward Crystal Technology Co. Ltd.	3,000	3,297
Soft-World International Corp.	4,000	20,431
Solar Applied Materials Technology Corp.	1,000	1,296
Solomon Technology Corp.	2,000	2,631
Sonix Technology Co. Ltd.	1,000	1,820
Sporton International, Inc.	1,050	8,010
Sports Gear Co. Ltd.	1,000	2,088
St Shine Optical Co. Ltd.	1,000	6,094
Standard Foods Corp.	2,000	2,520
Stark Technology, Inc.	1,000	4,032
Sun Race Sturmey-Archer, Inc.	1,000	1,082
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	15,719
Sunrex Technology Corp.	2,000	3,540
Supreme Electronics Co. Ltd.	16,843	30,131
Symtek Automation Asia Co. Ltd.	2,080	7,243
Synnex Technology International Corp.	4,000	8,801
Systex Corp.	4,000	13,587
T3EX Global Holdings Corp.	1,000	2,464
TA Chen Stainless Pipe	29,000	35,875
TAI Roun Products Co. Ltd.	1,000	450
Taichung Commercial Bank Co. Ltd.	103,571	52,388
TaiDoc Technology Corp.	2,000	10,057
Taigen Biopharmaceuticals Holdings Ltd.(1)	2,000	1,017
Tainan Spinning Co. Ltd.	7,000	3,684
Tai-Saw Technology Co. Ltd.	1,000	912
Taishin Financial Holding Co. Ltd.	171,909	100,683
Taisun Enterprise Co. Ltd.	1,000	704
Taita Chemical Co. Ltd.	1,050	578
TAI-TECH Advanced Electronics Co. Ltd.	3,000	11,061
Taiwan Business Bank	100,578	43,479
Taiwan Cooperative Financial Holding Co. Ltd.	34,167	29,430
Taiwan Glass Industry Corp.(1)	5,000	3,029
Taiwan High Speed Rail Corp.	7,000	6,740
Taiwan Hon Chuan Enterprise Co. Ltd.	7,000	26,888
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,000	1,269
Taiwan Mobile Co. Ltd.	3,000	9,437
Taiwan Navigation Co. Ltd.	4,000	4,011
Taiwan Paiho Ltd.	6,000	11,935
Taiwan PCB Techvest Co. Ltd.	6,000	8,454
Taiwan Secom Co. Ltd.	1,000	3,948
Taiwan Semiconductor Co. Ltd.	1,000	2,850
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,338	2,173,710
Taiwan Steel Union Co. Ltd.	1,000	2,904
Taiwan Styrene Monomer	1,000	532
Taiwan Surface Mounting Technology Corp.	7,000	21,779
Taiwan TEA Corp.(1)	9,000	6,064
Taiwan Union Technology Corp.	6,000	23,536
Taiwan-Asia Semiconductor Corp.	1,000	1,597
Tatung Co. Ltd.(1)	17,000	21,992
Teco Electric & Machinery Co. Ltd.	28,000	41,862
Test Research, Inc.	5,000	10,005
Tex-Ray Industrial Co. Ltd.(1)	1,000	360
Thinking Electronic Industrial Co. Ltd.	1,000	4,916
Thye Ming Industrial Co. Ltd.	1,000	2,291

Ton Yi Industrial Corp.	17,000	8,744
Tong Hsing Electronic Industries Ltd.	3,770	20,252
Tong Yang Industry Co. Ltd.	7,000	16,656
Tong-Tai Machine & Tool Co. Ltd.	15,000	9,100
Topco Scientific Co. Ltd.	3,086	18,065
Topkey Corp.	2,000	11,455
TPK Holding Co. Ltd.	14,000	15,939
Transcend Information, Inc.	6,000	15,995
Tripod Technology Corp.	7,000	43,187
Tsann Kuen Enterprise Co. Ltd.	4,000	5,029
TSRC Corp.	13,000	9,988
TTY Biopharm Co. Ltd.	1,000	2,654
Tung Ho Steel Enterprise Corp.	12,000	26,634
Tung Thih Electronic Co. Ltd.	1,000	4,792
TXC Corp.	6,000	19,771
TYC Brother Industrial Co. Ltd.	2,000	2,539
Tycoons Group Enterprise(1)	702	262
Tyntek Corp.(1)	1,000	609
TZE Shin International Co. Ltd.(1)	1,100	499
Unimicron Technology Corp.	19,000	107,721
Union Bank of Taiwan	31,285	13,905
Uni-President Enterprises Corp.	39,000	91,040
Unitech Printed Circuit Board Corp.	3,000	1,990
United Integrated Services Co. Ltd.	3,000	23,471
United Microelectronics Corp.	137,000	214,235
United Orthopedic Corp.	3,000	8,512
United Renewable Energy Co. Ltd.	3,000	1,422
UPC Technology Corp.	26,000	13,248
USI Corp.	15,000	9,432
Utechzone Co. Ltd.	1,000	2,367
Vanguard International Semiconductor Corp.	16,000	40,786
Ventec International Group Co. Ltd.	2,000	5,722
Voltronic Power Technology Corp.	1,000	51,383
Wafer Works Corp.	1,000	1,441
Wah Lee Industrial Corp.	1,000	3,219
Walsin Lihwa Corp.	38,419	47,899
Walsin Technology Corp.	5,000	21,825
Walton Advanced Engineering, Inc.	1,000	488
Wan Hai Lines Ltd.	9,150	13,686
We & Win Development Co. Ltd.(1)	1,000	281
Weikeng Industrial Co. Ltd.	14,000	12,841
Win Semiconductors Corp.	1,000	5,483
Winbond Electronics Corp.	47,849	43,396
Winstek Semiconductor Co. Ltd.	2,000	5,724
Wisdom Marine Lines Co. Ltd.	10,000	15,566
Wistron Corp.	33,000	96,146
Wistron Information Technology & Services Corp.	2,131	8,657
Wistron NeWeb Corp.	1,071	4,681
Wiwynn Corp.	2,000	112,215
Wowprime Corp.	4,398	34,377
WPG Holdings Ltd.	7,000	17,381
WT Microelectronics Co. Ltd.	4,000	15,190
XinTec, Inc.	4,000	17,626
Xxentria Technology Materials Corp.	5,000	12,066
Yageo Corp.	795	15,283

Yang Ming Marine Transport Corp.	28,000	37,674
Yankey Engineering Co. Ltd.	1,303	13,141
Yem Chio Co. Ltd.	2,000	1,071
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	1,627
YFY, Inc.	24,000	24,441
Youngtek Electronics Corp.	1,000	1,935
Yuanta Financial Holding Co. Ltd.	117,729	97,954
Yulon Finance Corp.	2,477	15,017
Yulon Motor Co. Ltd.	17,952	44,230
YungShin Global Holding Corp.	4,000	5,954
Zenitron Corp.	11,000	11,793
Zhen Ding Technology Holding Ltd.	18,000	59,683
Zyxel Group Corp.	6,898	12,370
		11,472,431
Thailand — 2.2%
AAPICO Hitech PCL, NVDR	8,300	6,437
Advanced Info Service PCL, NVDR	13,100	81,257
Advanced Information Technology PCL, NVDR	37,400	4,127
AEON Thana Sinsap Thailand PCL, NVDR	3,200	14,423
Airports of Thailand PCL, NVDR(1)	12,700	21,480
AJ Plast PCL, NVDR(1)	1,300	235
Amanah Leasing PCL, NVDR	8,800	516
Amata Corp. PCL, NVDR	27,800	19,769
Ananda Development PCL, NVDR(1)	82,100	1,706
AP Thailand PCL, NVDR	48,300	14,838
Aqua Corp. PCL, NVDR(1)	18,600	185
Asia Plus Group Holdings PCL, NVDR	9,400	738
Asset World Corp. PCL, NVDR	40,700	4,286
Bangkok Airways PCL, NVDR	8,200	3,314
Bangkok Aviation Fuel Services PCL, NVDR	3,000	2,081
Bangkok Chain Hospital PCL, NVDR	38,700	23,562
Bangkok Dusit Medical Services PCL, NVDR	98,000	73,182
Bangkok Life Assurance PCL, NVDR	6,700	3,759
BCPG PCL, NVDR	46,600	11,799
BEC World PCL, NVDR	16,800	2,509
Berli Jucker PCL, NVDR	3,900	2,911
Better World Green PCL, NVDR(1)	88,700	1,413
BTS Group Holdings PCL, NVDR	75,500	15,583
Bumrungrad Hospital PCL, NVDR	7,000	44,370
Buriram Sugar PCL, NVDR	11,000	1,580
Carabao Group PCL, NVDR	2,300	5,336
Central Pattana PCL, NVDR	18,600	35,859
Central Plaza Hotel PCL, NVDR(1)	9,100	10,933
Central Retail Corp. PCL, NVDR	17,600	18,899
CH Karnchang PCL, NVDR	8,100	4,817
Charoen Pokphand Foods PCL, NVDR	29,400	16,616
Chularat Hospital PCL, NVDR	126,800	10,153
Com7 PCL, NVDR	30,400	19,806
Country Group Holdings PCL, NVDR(1)	25,700	533
CP ALL PCL, NVDR	20,600	30,458
Delta Electronics Thailand PCL, NVDR	15,500	34,320
Dhipaya Group Holdings PCL, NVDR	3,900	3,278
Ditto Thailand PCL, NVDR	2,580	1,853
Dohome PCL, NVDR	1,362	477
Eastern Water Resources Development & Management PCL, NVDR	1,400	165

Ekachai Medical Care PCL, NVDR	25,174	5,272
Erawan Group PCL, NVDR(1)	133,000	19,861
Forth Corp. PCL, NVDR	1,500	863
G J Steel PCL, NVDR(1)	186,900	1,171
GFPT PCL, NVDR	9,500	2,919
Gunkul Engineering PCL, NVDR	113,600	8,405
Hana Microelectronics PCL, NVDR	12,300	15,666
Home Product Center PCL, NVDR	75,200	25,230
Humanica PCL, NVDR	1,500	460
Indorama Ventures PCL, NVDR	21,900	15,255
Interlink Communication PCL, NVDR	5,400	1,114
Intouch Holdings PCL, NVDR	12,500	24,816
IT City PCL, NVDR(1)	2,700	249
Jasmine International PCL, NVDR(1)	59,800	3,949
Jaymart Group Holdings PCL, NVDR	22,800	11,485
JMT Network Services PCL, NVDR	3,700	2,737
Karmarts PCL, NVDR	23,900	7,882
Kasikornbank PCL, NVDR	10,500	38,203
KCE Electronics PCL, NVDR	6,600	9,858
KGI Securities Thailand PCL, NVDR	16,700	2,109
Kiatnakin Phatra Bank PCL, NVDR	5,400	7,336
Krung Thai Bank PCL, NVDR	52,700	27,279
Krungthai Card PCL, NVDR	15,700	20,873
Land & Houses PCL, NVDR	180,900	39,614
LPN Development PCL, NVDR	3,900	433
Major Cineplex Group PCL, NVDR	44,800	19,364
Master Ad PCL, NVDR(1)	23,200	363
MBK PCL, NVDR	16,600	7,227
MC Group PCL, NVDR	14,300	4,596
MCS Steel PCL, NVDR	8,200	1,515
Mega Lifesciences PCL, NVDR	7,400	8,359
MFEC PCL, NVDR	1,700	302
Minor International PCL, NVDR	53,700	41,641
MK Restaurants Group PCL, NVDR	4,900	5,537
Mono Next PCL, NVDR(1)	23,200	548
Muangthai Capital PCL, NVDR	18,300	22,770
Ngern Tid Lor PCL, NVDR	33,600	21,875
Nusasiri PCL, NVDR(1)	13,000	129
Origin Property PCL, NVDR	3,800	946
Osotspa PCL, NVDR	8,300	5,395
Plan B Media PCL, NVDR	64,100	15,230
Polyplex Thailand PCL, NVDR	4,800	1,489
POSCO-Thainox PCL, NVDR	11,500	177
Praram 9 Hospital PCL, NVDR	15,500	6,701
Property Perfect PCL, NVDR	24,840	219
Pruksa Holding PCL, NVDR	24,400	8,468
Quality Houses PCL, NVDR	200,900	12,337
Rajthanee Hospital PCL, NVDR	4,800	3,721
Ramkhamhaeng Hospital PCL, NVDR	3,200	3,022
Ratchthani Leasing PCL, NVDR	48,700	3,769
RS PCL, NVDR	4,180	1,605
S Hotels & Resorts PCL, NVDR(1)	19,200	1,397
S Kijchai Enterprise PCL, R Shares, NVDR	8,900	1,067
Sabina PCL, NVDR	10,600	8,059
Sansiri PCL, NVDR	277,500	13,191

Sappe PCL, NVDR	3,000	6,293
SC Asset Corp. PCL, NVDR	34,900	3,059
SCB X PCL, NVDR	4,000	11,290
SCGJWD Logistics PCL, NVDR	2,300	942
Sena Development PCL, NVDR	1,700	112
Sermsang Power Corp. Co. Ltd., NVDR	31,097	6,409
Siam Global House PCL, NVDR	35,871	17,119
SISB PCL, NVDR	7,400	6,622
SNC Former PCL, NVDR	4,200	1,039
Somboon Advance Technology PCL, NVDR	9,000	4,454
Sri Trang Agro-Industry PCL, NVDR	33,000	14,360
Srisawad Corp. PCL, NVDR	12,200	15,352
Srithai Superware PCL, NVDR	70,300	2,199
STARK Corp. PCL, NVDR(1)	1,400	1
Stars Microelectronics Thailand PCL, NVDR	39,100	4,182
STP & I PCL, NVDR(1)	20,800	1,715
Supalai PCL, NVDR	49,000	24,537
Super Energy Corp. PCL, NVDR(1)	400,500	5,007
Susco PCL, NVDR	34,000	4,136
Tata Steel Thailand PCL, NVDR	5,000	116
Thai Union Group PCL, NVDR	71,700	29,948
Thai Vegetable Oil PCL, NVDR	1,240	743
Thai Wah PCL, NVDR	13,900	1,558
Thaicom PCL, NVDR	32,700	11,459
Thaire Life Assurance PCL, NVDR	1,728	137
Thanachart Capital PCL, NVDR	5,200	7,095
Thonburi Healthcare Group PCL, NVDR	11,700	20,462
Thoresen Thai Agencies PCL, NVDR	37,000	5,521
Tipco Asphalt PCL, NVDR	28,100	13,177
Tisco Financial Group PCL, NVDR	4,100	11,336
TKS Technologies PCL, NVDR	5,900	1,149
TMBThanachart Bank PCL, NVDR	433,000	18,957
TOA Paint Thailand PCL, NVDR	6,700	4,043
TQM Alpha PCL, NVDR	3,700	2,924
TTW PCL, NVDR	6,800	1,711
VGI PCL, NVDR	53,300	3,018
WHA Corp. PCL, NVDR	87,700	12,486
Workpoint Entertainment PCL, NVDR	200	63
Xspring Capital PCL, NVDR(1)	15,200	436
		1,338,788
Turkey — 0.9%
Akbank TAS	40,781	47,571
Aksigorta AS(1)	5,559	1,096
Alarko Holding AS	3,021	10,570
Albaraka Turk Katilim Bankasi AS(1)	20,126	2,797
Alkim Alkali Kimya AS	1,111	1,443
Anadolu Anonim Turk Sigorta Sirketi(1)	7,127	16,256
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,819	6,973
Baticim Bati Anadolu Cimento Sanayii AS(1)	1,633	9,854
BIM Birlesik Magazalar AS	3,336	35,614
Bogazici Beton Sanayi Ve Ticaret AS	469	525
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	464	10,826
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	374	1,145
Bursa Cimento Fabrikasi AS(1)	23,060	6,918
Cemas Dokum Sanayi AS(1)	39,306	9,414

Coca-Cola Icecek AS	299	4,190
Dogus Otomotiv Servis ve Ticaret AS	445	3,781
EGE Gubre Sanayii AS	146	665
EGE Seramik Sanayi ve Ticaret AS(1)	1,109	259
Enerjisa Enerji AS	1,800	2,963
Esenboga Elektrik Uretim AS	1,710	1,247
Europap Tezol Kagit Sanayi VE Ticaret AS(1)	1,366	976
Fenerbahce Futbol AS(1)	59	250
Galata Wind Enerji AS	2,150	1,952
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	199	2,018
Goodyear Lastikleri TAS(1)	1,153	861
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	2,112	2,322
GSD Holding AS	17,144	2,349
Hektas Ticaret TAS(1)	1	—
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	15,753	4,277
Info Yatirim AS	8,807	4,126
Is Finansal Kiralama AS(1)	7,445	3,487
Is Yatirim Menkul Degerler AS	18,169	19,472
Izmir Demir Celik Sanayi AS(1)	19,859	3,965
Jantsa Jant Sanayi Ve Ticaret AS	124	619
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	1,292	424
Kartonsan Karton Sanayi ve Ticaret AS	232	680
Konya Kagit Sanayi VE Ticaret AS	572	888
Kordsa Teknik Tekstil AS	274	796
LDR Turizm AS	1,018	6,190
Logo Yazilim Sanayi Ve Ticaret AS	393	1,076
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	4,138	14,528
MLP Saglik Hizmetleri AS(1)	2,359	12,276
Naturel Yenilenebilir Enerji Ticaret AS	1,075	2,053
Netas Telekomunikasyon AS(1)	592	930
Otokar Otomotiv Ve Savunma Sanayi AS(1)	335	5,125
Parsan Makina Parcalari Sanayii AS(1)	90	319
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	576	420
Petkim Petrokimya Holding AS(1)	12,528	9,384
Polisan Holding AS	2,924	1,454
Qua Granite Hayal(1)	10,516	2,116
Sasa Polyester Sanayi AS(1)	3,656	6,327
Sekerbank Turk AS	20,120	4,883
Sok Marketler Ticaret AS	7,077	14,366
TAV Havalimanlari Holding AS(1)	2,780	11,164
Tekfen Holding AS	5,441	8,508
Teknosa Ic Ve Dis Ticaret AS(1)	3,936	4,833
Tofas Turk Otomobil Fabrikasi AS	1,463	12,079
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	652	72
Turcas Petrol AS(1)	873	659
Turk Traktor ve Ziraat Makineleri AS	802	19,180
Turkcell Iletisim Hizmetleri AS, ADR(1)	7,219	35,951
Turkiye Halk Bankasi AS(1)	10,380	4,671
Turkiye Is Bankasi AS, C Shares	53,257	39,619
Turkiye Sinai Kalkinma Bankasi AS(1)	50,305	12,419
Turkiye Vakiflar Bankasi TAO, D Shares(1)	29,123	14,032
Vakif Finansal Kiralama AS(1)	23,101	4,449
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	6,403	16,676
Vestel Beyaz Esya Sanayi ve Ticaret AS	1,480	848
Vestel Elektronik Sanayi ve Ticaret AS(1)	6,109	12,643

Yapi ve Kredi Bankasi AS	66,484	44,286
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,457	1,496
Yunsa Yunlu Sanayi VE Ticare AS	1,833	4,731
		553,332
United States†
EVERTEC, Inc.(1)	9	316
TOTAL COMMON STOCKS (Cost $56,320,035)		61,357,907
RIGHTS†
Brazil†
Cia Brasileira de Aluminio(1)	426	40
China†
Zhejiang Expressway Co. Ltd.(1)	9,880	1,113
TOTAL RIGHTS (Cost $—)		1,153
WARRANTS†
Malaysia†
Eco World Development Group Bhd(1)	360	16
Thailand†
Buriram Sugar PCL, NVDR(1)	950	15
Kiatnakin Phatra Bank PCL, NVDR(1)	450	22
Kiatnakin Phatra Bank PCL, NVDR(1)	450	2
Nusasiri PCL, NVDR(1)	2,600	5
TEAM Consulting Engineering & Management PCL, NVDR(1)	3,120	37
		81
TOTAL WARRANTS (Cost $—)		97
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	85,162	85,162
State Street Navigator Securities Lending Government Money Market Portfolio(3)	625,415	625,415
TOTAL SHORT-TERM INVESTMENTS (Cost $710,577)		710,577
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $57,030,612)		62,069,734
OTHER ASSETS AND LIABILITIES — (1.5)%		(916,600)
TOTAL NET ASSETS — 100.0%		$61,153,134

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.3%
Information Technology	22.0%
Consumer Discretionary	15.8%
Industrials	9.8%
Communication Services	8.0%
Materials	5.8%
Health Care	5.7%
Consumer Staples	5.1%
Real Estate	2.9%
Utilities	1.8%
Energy	0.1%
Short-Term Investments	1.2%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,082,654. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,139,451, which includes securities collateral of $514,036.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$1,580,194	$2,221,405	—
Chile	78,264	284,037	—
China	4,228,282	10,920,066	—
Colombia	40,548	37,350	—
India	882,032	11,054,738	—
Indonesia	146,150	1,132,924	—
Mexico	529,924	1,277,213	—
Peru	154,995	—	—
Philippines	22,505	411,046	—
South Africa	309,121	1,780,518	—
South Korea	564,213	7,890,508	—
Taiwan	2,387,399	9,085,032	—
Turkey	35,951	517,381	—
Other Countries	—	3,786,111	—
Rights	—	1,153	—
Warrants	—	97	—
Short-Term Investments	710,577	—	—
	$11,670,155	$50,399,579	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.